UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2021

Date of reporting period:	January 1, 2021 – December 31, 2021

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

A world of investing.®

Putnam INVESTMENTS

Putnam Variable Trust

Putnam VT Diversified Income Fund

Annual report
12 | 31 | 21

Message from the Trustees

February 11, 2022

Dear Shareholder:

In 2021, most areas of the stock market had another above-average year as corporate earnings rose amid rapid gross domestic product growth. Bonds, on the other hand, had a subpar year, with inflation causing concern. Financial markets are now adjusting to a shift in monetary policy, as the U.S. Federal Reserve reduces its bond-purchasing program and considers raising interest rates.

In 2022, the evolving Covid-19 pandemic remains challenging. Still, companies have learned to adapt to unexpected hurdles. Trends in consumer spending, employment, and credit conditions have been encouraging. We believe economic conditions may remain supportive for financial markets this year.

As the economy shifts gears, Putnam’s investment professionals will be actively managing your fund and monitoring risks, as the firm has done for more than 80 years.

Thank you for investing with Putnam.

Performance summary (as of 12/31/21)

Investment objective

As high a level of current income as Putnam Investment Management, LLC, (Putnam Management) believes is consistent with preservation of capital

Net asset value December 31, 2021

Class IA: $5.26	Class IB: $5.28

Total return at net asset value (as of 12/31/21)

				Bloomberg
	Class IA	Class IB	ICE BofA U.S.	U.S.
	shares	shares	Treasury Bill	Aggregate
	(9/15/93)	(4/6/98)	Index	Bond Index
1 year	–6.73%	–6.95%	0.05%	–1.54%
5 years	10.11	8.79	5.95	19.16
Annualized	1.94	1.70	1.16	3.57
10 years	38.60	35.33	6.72	33.07
Annualized	3.32	3.07	0.65	2.90
Life	270.03	251.75	96.96	298.20
Annualized	4.73	4.55	2.42	5.01

Recent performance may have benefited from one or more legal settlements.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

The ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

All Bloomberg indices are provided by Bloomberg Index Services Limited.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse this material, or guarantee the accuracy or completeness of any information herein, or make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Putnam VT Diversified Income Fund	1

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

2	Putnam VT Diversified Income Fund

Report from your fund’s managers

How was the investment environment during the 12-month reporting period ended December 31, 2021?

The economic environment fueled solid returns across credit markets for much of the year due to optimism about the economic reopening and ample fiscal and monetary stimulus. However, surging inflation that was exacerbated by supply chain bottlenecks and rising energy prices, combined with a sharp rise in Covid-19 cases, led to a reversal in market sentiment. The Federal Reserve began reducing its bond-buying program faster than expected in the fourth quarter and signaled tighter monetary policy ahead with potentially three rate hikes in 2022. The U.S. Treasury yield curve flattened, reflecting investors’ reaction to the Fed’s hawkish pivot.

How did Putnam VT Diversified Income Fund perform in this environment?

For the 12-month reporting period, the fund’s class IA shares posted a return of -6.73%, underperforming the 0.05% return for the fund’s benchmark, the ICE BofA U.S. Treasury Bill Index.

What were some holdings or strategies that detracted from performance during the reporting period?

The fund’s interest-rate and yield curve positioning was the primary detractor. The portfolio was positioned to benefit if inflation declined and real rates [interest rates after adjusting for inflation] rose. Unfortunately, the opposite occurred during the period. In our view, the Fed’s bond-buying program disrupted typical patterns. Looking ahead, we believe the tapering of Fed bond purchases may aid the performance of our interest-rate and yield-curve strategies. Securities exposed to prepayment risk also hampered performance, primarily in the second quarter. Homeowners have been refinancing mortgages faster than market expectations in 2021, placing pressure on our positions in interest-only collateralized mortgage obligations [IO CMOs] and inverse IOs. On a positive note, prepayment speeds on the mortgages underlying our holdings slowed later in the period, as mortgage rates rose modestly, and refinancing activity decelerated.

What were some holdings or strategies that helped performance during the reporting period?

The fund’s corporate credit holdings — primarily high-yield bonds and convertible securities — were top contributors. Yield spreads on corporate securities tightened substantially during the year, as investors assumed risk in exchange for greater potential return. Meanwhile, convertible securities benefited from stock market strength. Mortgage credit holdings also contributed meaningfully, led by the fund’s exposure to commercial mortgage-backed securities [CMBS]. Lower volatility, strong demand from investors, and better overall fundamentals boosted the sector following significant volatility in the first half of 2021. Positions in agency credit risk transfer [CRT] securities also aided performance due to the strong housing market. Holdings of emerging market debt also aided performance. Investments in the Ivory Coast, Argentina, and Mexico were the top contributors. As noted above, the sector rallied in step with healthier risk dynamics and demand for higher-yielding securities. We sold all of the fund’s holdings in Argentina prior to period-end.

How did you use derivatives during the reporting period?

We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, and to hedge the risk associated with the fund’s curve positioning. We also employed interest-rate swaps to gain exposure to rates in various countries. We also utilized options to hedge duration and convexity, to isolate the prepayment risk associated with our holdings of collateralized mortgage obligations [CMOs], and to help manage overall downside risk. In addition, we used total return swaps to help manage the portfolio’s sector and inflation exposures, as well as a hedging tool for its sector exposure and inflation risk. Lastly, we used currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your near-term outlook?

We believe we will likely see declining support from central banks in 2022 as the Fed and its global peers pivot away from accommodative policy to rein in inflation. This hawkish turn in Fed policy, coupled with potential improvement in supply chain issues, could mean a reduction in core inflation by the second quarter of 2022, in our view.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Emerging market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise.

The fund’s investments in mortgage-backed securities and asset-backed securities, and in certain other securities and derivatives, may be or become illiquid. The fund’s concentration in an industry group comprising mortgage-backed securities may make the fund’s net asset value more susceptible to economic, market, political, and other developments affecting the housing or real estate markets and the servicing of mortgage loans secured by real estate properties. The fund currently has significant investment exposure to commercial mortgage-backed securities. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of

Putnam VT Diversified Income Fund	3

investments in the fund’s portfolio may fall or fail to rise over time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. International investing involves currency, economic, and political risks. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

4	Putnam VT Diversified Income Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 7/1/21 to 12/31/21. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/20	0.80%	1.05%
Annualized expense ratio for the six-month
period ended 12/31/21*	0.75%	1.00%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

*For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 12/31/21		ended 12/31/21
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$3.68	$4.90	$3.82	$5.09
Ending value
(after
expenses)	$946.00	$944.50	$1,021.42	$1,020.16

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 12/31/21. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (184); and then dividing that result by the number of days in the year (365). Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (184); and then dividing that result by the number of days in the year (365).

Putnam VT Diversified Income Fund	5

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Diversified Income Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the fund’s portfolio, of Putnam VT Diversified Income Fund (one of the funds constituting Putnam Variable Trust, referred to hereafter as the “Fund”) as of December 31, 2021, the related statement of operations for the year ended December 31, 2021, the statement of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2021 and the financial highlights for each of the five years in the period ended December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2022

We have served as the auditor of one or more investment companies in the Putnam Investments family of funds since at least 1957. We have not been able to determine the specific year we began serving as auditor.

6	Putnam VT Diversified Income Fund

The fund’s portfolio 12/31/21

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (48.0%)*	amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.2%)
Government National Mortgage Association
Pass-Through Certificates
5.50%, 5/20/49	$22,471	$24,920
5.00%, with due dates from 5/20/49 to 3/20/50	151,628	166,213
3.50%, with due dates from 9/20/49 to 11/20/49	175,846	186,587
		377,720
U.S. Government Agency Mortgage Obligations (47.8%)
Federal National Mortgage Association
Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	44,648	48,556
4.50%, 5/1/49	14,532	15,728
Uniform Mortgage-Backed Securities
5.50%, TBA, 1/1/52	3,000,000	3,245,630
4.50%, TBA, 1/1/52	2,000,000	2,143,750
4.00%, TBA, 1/1/52	21,000,000	22,337,931
3.50%, TBA, 2/1/52	12,000,000	12,621,565
3.50%, TBA, 1/1/52	22,000,000	23,168,754
3.00%, TBA, 2/1/52	4,000,000	4,139,532
3.00%, TBA, 1/1/52	10,000,000	10,363,672
		78,085,118
Total U.S. government and agency mortgage obligations
(cost $78,484,997)		$78,462,838

	Principal
U.S. TREASURY OBLIGATIONS (—%)*	amount	Value

U.S. Treasury Notes 1.125%, 8/31/28 [i]	$22,000	$21,678
Total U.S. treasury obligations (cost $21,678)		$21,678

	Principal
MORTGAGE-BACKED SECURITIES (42.3%)*	amount	Value

Agency collateralized mortgage obligations (23.0%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x 1 Month
US LIBOR) + 6.25%), 6.148%, 9/25/50	$3,070,323	$536,232
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month
US LIBOR) + 6.20%), 6.09%, 12/15/47	709,583	105,018
REMICs IFB Ser. 5004, Class SG, IO,
((-1 x 1 Month US LIBOR) + 6.10%),
5.998%, 8/25/50	4,426,239	743,298
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.998%, 7/25/50	2,914,604	511,257
REMICs IFB Ser. 4839, Class WS, IO,
((-1 x 1 Month US LIBOR) + 6.10%),
5.99%, 8/15/56	2,200,649	456,811
REMICs IFB Ser. 4678, Class MS, IO,
((-1 x 1 Month US LIBOR) + 6.10%),
5.99%, 4/15/47	599,995	111,445
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.948%, 1/25/50	2,440,996	347,699
REMICs Ser. 5007, Class IC, IO, 5.00%, 8/25/50	3,124,242	529,860
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	365,191	57,737
REMICs Ser. 5152, Class MI, IO, 4.50%, 10/25/51	4,402,791	790,102
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	3,414,749	509,950
REMICs Ser. 5049, Class AI, IO, 4.50%, 12/25/50	2,704,638	497,096
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	2,464,896	371,393
REMICs Ser. 5115, Class IK, IO, 4.50%, 12/25/50	2,844,262	440,064
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	3,630,831	582,141
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	445,100	61,310

	Principal
MORTGAGE-BACKED SECURITIES (42.3%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	$219,084	$28,559
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	410,104	35,949
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	4,304,465	671,492
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	310,300	35,543
REMICs Ser. 4425, IO, 4.00%, 1/15/45	958,149	106,632
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	818,936	133,370
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	275,547	33,424
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	275,410	22,361
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	717,586	64,023
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	545,058	37,520
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	360,174	22,096
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	322,834	16,900
REMICs Ser. 5051, Class BI, IO, 3.00%, 11/25/50	4,871,397	666,985
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	213,802	3,436
Structured Pass-Through Certificates FRB
Ser. 57, Class 1AX, IO, 0.389%, 7/25/43 W	621,663	8,579
Federal National Mortgage Association
REMICs IFB Ser. 13-90, Class SD, IO,
((-1 x 1 Month US LIBOR) + 6.60%),
6.498%, 9/25/43	922,064	180,934
REMICs IFB Ser. 10-35, Class SG, IO,
((-1 x 1 Month US LIBOR) + 6.40%),
6.298%, 4/25/40	341,766	64,548
REMICs IFB Ser. 18-20, Class SB, IO,
((-1 x 1 Month US LIBOR) + 6.25%),
6.148%, 3/25/48	1,775,373	302,346
REMICs IFB Ser. 18-38, Class SA, IO,
((-1 x 1 Month US LIBOR) + 6.20%),
6.098%, 6/25/48	2,576,046	370,294
REMICs IFB Ser. 15-42, Class LS, IO,
((-1 x 1 Month US LIBOR) + 6.20%),
6.098%, 6/25/45	1,923,742	310,411
REMICs IFB Ser. 17-32, Class SA, IO,
((-1 x 1 Month US LIBOR) + 6.15%),
6.048%, 5/25/47	3,573,656	549,021
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	795,852	163,029
REMICs IFB Ser. 18-86, Class DS, IO,
((-1 x 1 Month US LIBOR) + 6.10%),
5.998%, 12/25/48	662,802	55,717
REMICs IFB Ser. 16-96, Class ST, IO,
((-1 x 1 Month US LIBOR) + 6.10%),
5.998%, 12/25/46	1,419,553	237,544
REMICs IFB Ser. 20-12, Class SK, IO,
((-1 x 1 Month US LIBOR) + 6.05%),
5.948%, 3/25/50	1,821,546	318,698
REMICs IFB Ser. 19-57, Class KS, IO,
((-1 x 1 Month US LIBOR) + 6.05%),
5.948%, 10/25/49	3,932,592	649,838
REMICs IFB Ser. 19-43, Class JS, IO,
((-1 x 1 Month US LIBOR) + 6.05%),
5.948%, 8/25/49	1,585,472	212,151
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month
US LIBOR) + 5.95%), 5.848%, 2/25/43	840,254	163,094
Interest Strip Ser. 374, Class 6, IO,
5.50%, 8/25/36	63,258	10,470
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,321,347	237,737
Interest Strip Ser. 378, Class 19, IO,
5.00%, 6/25/35	192,892	30,489
REMICs Ser. 20-45, Class EI, IO, 5.00%, 7/25/50	1,481,584	234,732
REMICs Ser. 21-77, Class BI, IO, 4.50%, 11/25/51	5,980,124	839,487
REMICs Ser. 21-15, Class IJ, IO, 4.50%, 4/25/51	2,482,373	424,734

Putnam VT Diversified Income Fund	7

	Principal
MORTGAGE-BACKED SECURITIES (42.3%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	$3,421,751	$551,130
REMICs Ser. 12-127, Class BI, IO,
4.50%, 11/25/42	149,334	26,891
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	243,791	4,827
REMICs Ser. 20-75, Class MI, IO,
4.00%, 11/25/50	5,140,829	811,891
REMICs Ser. 15-88, Class QI, IO,
4.00%, 10/25/44	264,536	16,209
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	978,063	91,212
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	501,207	58,912
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	376,979	41,309
REMICs Ser. 20-85, Class PI, IO, 3.00%, 12/25/50	5,130,978	757,435
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	545,750	33,221
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	193,567	2,481
REMICs Ser. 21-43, Class IO, IO, 2.50%, 6/25/51	6,680,472	931,325
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40 W	495,278	4,953
Government National Mortgage Association
IFB Ser. 21-98, Class SK, IO, ((-1 x 1 Month
US LIBOR) + 6.30%), 6.196%, 6/20/51	2,485,328	339,396
IFB Ser. 21-77, Class SM, IO, ((-1 x 1 Month
US LIBOR) + 6.30%), 6.196%, 5/20/51	3,511,069	442,517
IFB Ser. 21-59, Class SQ, IO, ((-1 x 1 Month
US LIBOR) + 6.30%), 6.196%, 4/20/51	2,923,553	395,838
IFB Ser. 20-133, Class CS, IO, ((-1 x 1 Month
US LIBOR) + 6.30%), 6.196%, 9/20/50	3,016,257	589,784
FRB Ser. 21-116, Class ES, IO, ((-1 x 1 Month
US LIBOR) + 6.20%), 6.093%, 11/20/47	3,263,520	866,371
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month
US LIBOR) + 6.18%), 6.076%, 4/20/44	1,822,442	359,151
IFB Ser. 20-97, Class QS, IO, ((-1 x 1 Month
US LIBOR) + 6.15%), 6.046%, 7/20/50	3,132,032	522,451
IFB Ser. 18-139, Class SA, IO, ((-1 x 1 Month
US LIBOR) + 6.15%), 6.046%, 10/20/48	1,778,690	243,076
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month
US LIBOR) + 6.15%), 6.046%, 9/20/43	331,229	56,153
IFB Ser. 20-63, Class PS, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.996%, 4/20/50	3,210,595	467,955
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.996%, 8/20/49	2,433,212	333,228
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.996%, 7/20/49	2,342,807	323,682
IFB Ser. 19-89, Class PS, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.996%, 7/20/49	3,335,452	476,287
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month
US LIBOR) + 6.10%), 5.993%, 7/16/43	197,366	31,971
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.946%, 2/20/50	273,339	30,858
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.946%, 1/20/50	1,606,737	255,065
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.946%, 12/20/49	1,438,997	214,847
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.946%, 8/20/49	105,203	13,916
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month
US LIBOR) + 6.05%), 5.946%, 6/20/49	123,388	14,725
IFB Ser. 20-63, Class AS, IO, ((-1 x 1 Month
US LIBOR) + 6.00%), 5.896%, 8/20/43	2,563,617	442,455
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month
US LIBOR) + 5.60%), 5.496%, 8/20/44	807,340	133,785
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	406,870	71,951
Ser. 16-42, IO, 5.00%, 2/20/46	656,760	111,784

	Principal
MORTGAGE-BACKED SECURITIES (42.3%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	$427,427	$55,424
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,176,275	218,340
Ser. 14-76, IO, 5.00%, 5/20/44	353,542	63,940
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	376,413	70,803
Ser. 12-146, IO, 5.00%, 12/20/42	593,993	109,538
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	193,359	34,414
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	291,147	51,586
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,285,429	239,013
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	737,369	136,413
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,138,393	199,752
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	239,694	42,379
Ser. 20-61, IO, 4.50%, 5/20/50	6,475,759	1,105,458
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,707,389	227,395
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	569,815	100,943
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	845,363	133,858
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	201,181	11,566
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	86,737	5,336
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	464,672	82,576
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	532,899	79,965
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	547,791	91,112
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	572,103	89,693
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	274,027	45,845
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	346,879	64,266
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	1,487,066	212,606
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	996,175	159,688
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	526,814	53,793
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	368,376	13,998
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	339,636	46,959
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	590,985	90,036
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	1,072,526	81,740
Ser. 21-156, IO, 3.50%, 7/20/51	4,001,059	630,011
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	3,337,669	374,327
Ser. 20-138, Class IC, IO, 3.50%, 8/20/50	5,976,135	810,961
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	442,796	33,424
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	31,259	72
Ser. 13-76, IO, 3.50%, 5/20/43	685,843	77,480
Ser. 13-28, IO, 3.50%, 2/20/43	200,788	16,171
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	276,012	24,949
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	497,571	45,483
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	202,025	19,233
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	710,025	109,678
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	874,304	131,652
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,012,405	144,355
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	421,281	10,995
Ser. 21-59, Class IM, IO, 3.00%, 4/20/51	4,098,579	318,574
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	4,110,279	370,254
Ser. 21-67, Class PI, IO, 3.00%, 4/20/51	7,483,243	567,394
Ser. 21-55, Class PI, IO, 3.00%, 3/20/51	3,402,637	301,133
Ser. 20-36, Class MI, IO, 3.00%, 3/20/50	1,595,325	177,104
Ser. 17-H02, Class BI, IO, 2.421%, 1/20/67 W	1,931,405	133,004
Ser. 18-H05, Class AI, IO, 2.371%, 2/20/68 W	2,080,137	176,812
Ser. 18-H05, Class BI, IO, 2.341%, 2/20/68 W	2,415,945	205,355
Ser. 17-H06, Class BI, IO, 2.335%, 2/20/67 W	2,118,232	153,853
Ser. 17-H16, Class JI, IO, 2.305%, 8/20/67 W	2,887,171	243,154
Ser. 18-H03, Class XI, IO, 2.301%, 2/20/68 W	2,242,204	167,268
Ser. 17-H08, Class NI, IO, 2.242%, 3/20/67 W	2,651,738	171,302
Ser. 17-H12, Class QI, IO, 2.237%, 5/20/67 W	2,025,139	120,237
Ser. 16-H16, Class EI, IO, 2.198%, 6/20/66 W	1,767,500	119,660

8	Putnam VT Diversified Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.3%)* cont.	amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-H11, Class TI, IO, 2.186%, 4/20/67 W	$1,618,687	$125,772
Ser. 16-H22, Class AI, IO, 2.148%, 10/20/66 W	2,304,958	157,528
Ser. 16-H23, Class NI, IO, 2.12%, 10/20/66 W	6,936,256	450,163
Ser. 16-H03, Class DI, IO, 2.04%, 12/20/65 W	2,498,487	140,540
Ser. 16-H24, Class JI, IO, 2.005%, 11/20/66 W	2,252,442	174,212
Ser. 16-H14, Class AI, IO, 2.00%, 6/20/66 W	1,704,975	109,852
Ser. 16-H17, Class KI, IO, 1.929%, 7/20/66 W	1,182,207	80,168
Ser. 17-H16, Class IB, IO, 1.86%, 8/20/67 W	2,423,060	134,952
Ser. 15-H25, Class EI, IO, 1.857%, 10/20/65 W	1,973,966	114,687
Ser. 17-H11, Class DI, IO, 1.843%, 5/20/67 W	1,946,635	139,914
Ser. 15-H10, Class BI, IO, 1.832%, 4/20/65 W	1,661,244	100,671
Ser. 17-H10, Class MI, IO, 1.823%, 4/20/67 W	3,616,891	200,376
Ser. 17-H09, IO, 1.819%, 4/20/67 W	2,644,723	148,144
FRB Ser. 15-H08, Class CI, IO, 1.799%, 3/20/65 W	1,276,871	66,014
Ser. 15-H24, Class AI, IO, 1.786%, 9/20/65 W	2,225,574	137,109
Ser. 16-H09, Class BI, IO, 1.771%, 4/20/66 W	3,284,859	223,042
Ser. 16-H03, Class AI, IO, 1.765%, 1/20/66 W	1,916,690	108,113
Ser. 15-H23, Class BI, IO, 1.761%, 9/20/65 W	2,766,140	152,138
Ser. 16-H24, Class CI, IO, 1.701%, 10/20/66 W	1,809,620	94,100
Ser. 17-H16, Class IG, IO, 1.695%, 7/20/67 W	2,577,965	142,594
Ser. 16-H14, IO, 1.692%, 6/20/66 W	1,419,368	71,370
Ser. 15-H25, Class AI, IO, 1.621%, 9/20/65 W	3,917,457	216,244
Ser. 16-H06, Class DI, IO, 1.619%, 7/20/65 W	3,865,104	174,915
Ser. 13-H08, Class CI, IO, 1.598%, 2/20/63 W	2,489,002	74,421
Ser. 16-H02, Class HI, IO, 1.553%, 1/20/66 W	2,699,768	125,809
Ser. 14-H21, Class BI, IO, 1.546%, 10/20/64 W	2,385,421	103,289
Ser. 16-H10, Class AI, IO, 1.512%, 4/20/66 W	3,873,802	173,279
Ser. 16-H06, Class CI, IO, 1.409%, 2/20/66 W	3,990,408	153,723
		37,628,067
Commercial mortgage-backed securities (7.7%)
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E,
2.00%, 7/15/54	261,000	210,090
Bear Stearns Commercial Mortgage
Securities Trust
FRB Ser. 07-T26, Class AJ, 5.43%, 1/12/45 W	997,000	767,690
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	140,202	139,501
CD Commercial Mortgage Trust FRB Ser. 17-CD3,
Class C, 4.555%, 2/10/50 W	174,000	176,061
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	413,000	322,865
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	822,000	817,972
FRB Ser. 11-C2, Class E, 5.186%, 12/15/47 W	326,000	324,912
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	371,000	370,770
FRB Ser. 14-CR16, Class C, 4.919%, 4/10/47 W	108,000	111,838
COMM Mortgage Trust 144A
FRB Ser. 14-UBS3, Class D, 4.767%, 6/10/47 W	116,000	112,870
Ser. 12-CR3, Class F, 4.75%, 10/15/45 W	700,000	176,162
FRB Ser. 13-CR9, Class D, 4.279%, 7/10/45 W	289,000	218,134
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.761%, 4/15/50 W	307,000	240,242
GS Mortgage Securities Corp., II 144A
FRB Ser. 13-GC10, Class D, 4.401%, 2/10/46 W	237,000	221,881
Ser. 13-GC10, Class C, 4.285%, 2/10/46 W	195,000	198,442
GS Mortgage Securities Trust Ser. 14-GC18,
Class B, 4.885%, 1/10/47 W	265,000	262,796

	Principal
MORTGAGE-BACKED SECURITIES (42.3%)* cont.	amount	Value

Commercial mortgage-backed securities cont.
GS Mortgage Securities Trust 144A
FRB Ser. 12-GCJ7, Class D, 5.542%, 5/10/45 W	$180,000	$165,600
FRB Ser. 14-GC24, Class D, 4.533%, 9/10/47 W	599,000	414,904
JPMBB Commercial Mortgage
Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.793%, 2/15/47 W	887,000	505,970
FRB Ser. C14, Class D, 4.548%, 8/15/46 W	350,000	224,178
FRB Ser. 14-C18, Class E, 4.293%, 2/15/47 W	381,000	143,146
FRB Ser. 14-C25, Class D, 3.941%, 11/15/47 W	194,000	151,148
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	656,000	351,391
JPMDB Commercial Mortgage Securities Trust
Ser. 17-C5, Class C, 4.512%, 3/15/50 W	291,000	281,274
JPMorgan Chase Commercial Mortgage
Securities Trust FRB Ser. 13-LC11, Class D,
4.164%, 4/15/46 W	408,000	340,620
JPMorgan Chase Commercial Mortgage
Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.523%, 2/15/46 W	401,000	72,803
FRB Ser. 11-C4, Class C, 5.389%, 7/15/46 W	104,420	107,905
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	715,000	509,513
Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 07-C5, Class X, IO, 6.571%, 12/15/49 W	11,396	—
Morgan Stanley Bank of America Merrill
Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.351%, 8/15/46 W	750,000	52,500
FRB Ser. 15-C23, Class D, 4.144%, 7/15/50 W	57,000	56,131
FRB Ser. 13-C10, Class D, 4.075%, 7/15/46 W	478,000	274,594
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	246,775
Morgan Stanley Capital I Trust Ser. 06-HQ10,
Class B, 5.448%, 11/12/41 W	92,522	87,427
Multifamily Connecticut Avenue
Securities Trust 144A
FRB Ser. 20-01, Class M10, 3.852%, 3/25/50	577,000	585,431
FRB Ser. 19-01, Class M10, 3.352%, 10/15/49	207,000	204,402
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38 (In default) †	472,775	5
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	490,000	10,535
Wells Fargo Commercial Mortgage Trust FRB
Ser. 16-NXS5, Class D, 4.984%, 1/15/59 W	206,000	212,487
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.306%, 7/15/46 W	513,000	181,394
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	109,345
Ser. 16-C33, Class D, 3.123%, 3/15/59	216,000	202,796
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 4.887%, 6/15/44 W	1,331,000	710,355
FRB Ser. 12-C7, Class E, 4.791%, 6/15/45 W	875,000	123,375
FRB Ser. 13-C15, Class D, 4.503%, 8/15/46 W	1,231,000	718,060
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	2,626,000	350,571
FRB Ser. 12-C10, Class D, 4.412%, 12/15/45 W	694,000	477,703
		12,544,564
Residential mortgage-backed securities (non-agency) (11.6%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6,
2.652%, 11/27/36 W	310,900	254,938
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class
21A1, 2.459%, 10/25/35 W	200,084	184,723
Bellemeade Re, Ltd. 144A FRB Ser. 17-1,
Class B1, (1 Month US LIBOR + 4.75%), 4.852%,
10/25/27 (Bermuda)	220,000	223,794

Putnam VT Diversified Income Fund	9

	Principal
MORTGAGE-BACKED SECURITIES (42.3%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 06-4A, Class A2,
(1 Month US LIBOR + 0.18%), 0.282%, 11/25/47	$135,197	$116,193
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AMC3, Class A2D, (1 Month US LIBOR
+ 0.35%), 0.452%, 3/25/37	624,908	584,277
Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A1, 2.181%, 6/25/46 W	655,036	716,675
FRB Ser. 05-38, Class A1, (1 Month US LIBOR
+ 1.50%), 1.582%, 9/25/35	166,500	160,557
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR
+ 0.94%), 1.022%, 6/25/46	213,669	200,208
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR
+ 0.66%), 0.763%, 11/20/35	194,480	190,663
FRB Ser. 06-OA10, Class 2A1, (1 Month
US LIBOR + 0.38%), 0.482%, 8/25/46	148,396	132,669
FRB Ser. 06-OA10, Class 3A1, (1 Month
US LIBOR + 0.38%), 0.482%, 8/25/46	223,938	216,740
FRB Ser. 06-OA10, Class 4A1, (1 Month
US LIBOR + 0.38%), 0.482%, 8/25/46	1,053,378	975,794
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR
+ 0.21%), 0.312%, 4/25/47	104,023	88,576
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA1, Class B, (1 Month US LIBOR
+ 10.00%), 10.103%, 7/25/28	1,022,461	1,131,161
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class B, (1 Month US LIBOR
+ 9.35%), 9.453%, 4/25/28	518,346	558,613
Structured Agency Credit Risk Debt Notes
FRB Ser. 15-HQA1, Class B, (1 Month US LIBOR
+ 8.80%), 8.903%, 3/25/28	324,114	337,907
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class B, (1 Month US LIBOR
+ 7.55%), 7.653%, 12/25/27	417,265	438,705
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (1 Month US LIBOR
+ 5.15%), 5.253%, 11/25/28	376,509	389,411
Structured Agency Credit Risk Debt FRN
Ser. 14-DN1, Class M3, (1 Month US LIBOR
+ 4.50%), 4.603%, 2/25/24	170,875	176,608
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B2, (1 Month US LIBOR
+ 11.00%), 11.103%, 10/25/48	168,000	195,630
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B2, (1 Month US LIBOR
+ 10.50%), 10.603%, 3/25/49	152,000	167,938
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-DNA4, Class B2, (1 Month US LIBOR
+ 10.00%), 10.103%, 8/25/50	135,000	166,134
Structured Agency Credit Risk Debt FRN
Ser. 20-DNA3, Class B2, (1 Month US LIBOR
+ 9.35%), 9.453%, 6/25/50	237,000	283,511
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA3, Class B2, (1 Month US LIBOR
+ 8.15%), 8.253%, 7/25/49	104,000	109,839
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B2, (1 Month US LIBOR
+ 7.75%), 7.853%, 9/25/48	389,000	420,142
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	253,000	260,478

	Principal
MORTGAGE-BACKED SECURITIES (42.3%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B1, (1 Month US LIBOR
+ 4.25%), 4.353%, 10/25/48	$163,000	$169,520
Structured Agency Credit Risk Trust REMICs
FRB Ser. 20-HQA2, Class M2, (1 Month US LIBOR
+ 3.10%), 3.203%, 3/25/50	131,817	133,361
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class M2, (1 Month US LIBOR
+ 2.65%), 2.753%, 1/25/49	220,787	223,392
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class M2, (1 Month US LIBOR
+ 2.45%), 2.553%, 3/25/49	88,620	89,589
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class M2, (1 Month US LIBOR
+ 2.30%), 2.403%, 10/25/48	110,600	111,884
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 16-C02, Class 1B, (1 Month US LIBOR
+ 12.25%), 12.353%, 9/25/28	968,087	1,112,113
Connecticut Avenue Securities FRB
Ser. 16-C03, Class 1B, (1 Month US LIBOR
+ 11.75%), 11.853%, 10/25/28	496,823	570,902
Connecticut Avenue Securities FRB
Ser. 16-C01, Class 1B, (1 Month US LIBOR
+ 11.75%), 11.853%, 8/25/28	271,224	304,228
Connecticut Avenue Securities FRB
Ser. 16-C05, Class 2B, (1 Month US LIBOR
+ 10.75%), 10.853%, 1/25/29	89,690	98,510
Connecticut Avenue Securities FRB
Ser. 15-C04, Class 1M2, (1 Month US LIBOR
+ 5.70%), 5.803%, 4/25/28	625,336	658,692
Connecticut Avenue Securities FRB
Ser. 15-C04, Class 2M2, (1 Month US LIBOR
+ 5.55%), 5.653%, 4/25/28	73,004	76,138
Connecticut Avenue Securities FRB
Ser. 17-C02, Class 2B1, (1 Month US LIBOR
+ 5.50%), 5.603%, 9/25/29	405,000	443,983
Connecticut Avenue Securities FRB
Ser. 15-C03, Class 2M2, (1 Month US LIBOR
+ 5.00%), 5.103%, 7/25/25	7,109	7,145
Connecticut Avenue Securities FRB
Ser. 17-C03, Class 1B1, (1 Month US LIBOR
+ 4.85%), 4.953%, 10/25/29	407,000	441,237
Connecticut Avenue Securities FRB
Ser. 18-C04, Class 2B1, (1 Month US LIBOR
+ 4.50%), 4.603%, 12/25/30	451,000	473,967
Connecticut Avenue Securities FRB
Ser. 17-C06, Class 2B1, (1 Month US LIBOR
+ 4.45%), 4.553%, 2/25/30	30,000	31,388
Connecticut Avenue Securities FRB
Ser. 17-C07, Class 2B1, (1 Month US LIBOR
+ 4.45%), 4.552%, 5/25/30	22,000	22,835
Connecticut Avenue Securities FRB
Ser. 18-C05, Class 1B1, (1 Month US LIBOR
+ 4.25%), 4.353%, 1/25/31	620,000	649,847
Connecticut Avenue Securities FRB
Ser. 15-C02, Class 1M2, (1 Month US LIBOR
+ 4.00%), 4.103%, 5/25/25	9,366	9,541
Connecticut Avenue Securities FRB
Ser. 15-C02, Class 2M2, (1 Month US LIBOR
+ 4.00%), 4.103%, 5/25/25	2,633	2,639

10	Putnam VT Diversified Income Fund

	Principal
MORTGAGE-BACKED SECURITIES (42.3%)* cont.	amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB
Ser. 18-C01, Class 1B1, (1 Month US LIBOR
+ 3.55%), 3.653%, 7/25/30	$120,000	$123,750
Connecticut Avenue Securities FRB
Ser. 17-C03, Class 1M2, (1 Month US LIBOR
+ 3.00%), 3.103%, 10/25/29	616,190	630,592
Connecticut Avenue Securities FRB
Ser. 17-C04, Class 2M2, (1 Month US LIBOR
+ 2.85%), 2.953%, 11/25/29	196,829	201,831
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R03, Class 1B1, (1 Month US LIBOR
+ 4.10%), 4.203%, 9/25/31	505,000	517,737
Connecticut Avenue Securities Trust FRB
Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR
+ 3.65%), 3.753%, 2/25/40	276,000	286,499
Connecticut Avenue Securities Trust FRB
Ser. 20-R01, Class 1B1, (1 Month US LIBOR
+ 3.25%), 3.353%, 1/25/40	155,000	155,851
GSAA Home Equity Trust FRB Ser. 06-8,
Class 2A2, (1 Month US LIBOR + 0.36%),
0.462%, 5/25/36	525,974	168,005
GSR Mortgage Loan Trust FRB Ser. 07-OA1,
Class 2A3A, (1 Month US LIBOR + 0.31%),
0.412%, 5/25/37	157,397	132,521
HarborView Mortgage Loan Trust FRB
Ser. 05-2, Class 1A, (1 Month US LIBOR + 0.52%),
0.624%, 5/19/35	185,154	79,311
JPMorgan Alternative Loan Trust FRB Ser. 07-A2,
Class 12A1, IO, (1 Month US LIBOR + 0.20%),
0.502%, 6/25/37	226,552	111,435
Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%),
0.648%, 2/26/37	190,863	183,368
MortgageIT Trust FRB Ser. 05-3, Class M2,
(1 Month US LIBOR + 0.80%), 0.897%, 8/25/35	57,667	56,560
Oaktown Re, Ltd. 144A FRB Ser. 17-1A,
Class B1, (1 Month US LIBOR + 6.00%), 5.852%,
4/25/27 (Bermuda)	280,000	283,120
Residential Accredit Loans, Inc. Trust FRB
Ser. 06-QO10, Class A1, (1 Month US LIBOR
+ 0.16%), 0.422%, 1/25/37	260,962	250,661
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR
+ 0.18%), 0.282%, 1/25/37	236,189	226,550
Towd Point Mortgage Trust 144A Ser. 19-2,
Class A2, 3.75%, 12/25/58 W	202,000	214,994
WaMu Asset-Backed Certificates Trust FRB
Ser. 07-HE4, Class 1A, (1 Month US LIBOR
+ 0.17%), 0.272%, 7/25/47	132,501	111,331
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR17, Class A1B3, (1 Month US LIBOR
+ 0.70%), 0.802%, 12/25/45	390,703	374,308
Washington Mutual Asset-Backed Certificates
Trust FRB Ser. 06-HE2, Class A3, (1 Month
US LIBOR + 0.30%), 0.402%, 5/25/36	472,800	431,166
		18,852,385

Total mortgage-backed securities (cost $83,597,792)		$69,025,016

		Principal
CORPORATE BONDS AND NOTES (18.2%)*		amount	Value

Basic materials (1.3%)
Beacon Roofing Supply, Inc.
144A company guaranty sr. notes
4.50%, 11/15/26		$34,000	$35,203
Big River Steel, LLC/BRS Finance
Corp. 144A sr. notes 6.625%, 1/31/29		76,000	82,175
Boise Cascade Co. 144A company
guaranty sr. unsec. notes
4.875%, 7/1/30		40,000	42,200
Builders FirstSource, Inc. 144A
company guaranty sr. unsec. bonds
4.25%, 2/1/32		30,000	31,056
BWAY Holding Co. 144A sr. unsec.
notes 7.25%, 4/15/25		95,000	95,241
CF Industries, Inc. company guaranty
sr. unsec. bonds 4.95%, 6/1/43		410,000	493,025
Compass Minerals International, Inc.
144A company guaranty sr. unsec.
notes 6.75%, 12/1/27		91,000	96,354
Compass Minerals International, Inc.
144A company guaranty sr. unsec.
notes 4.875%, 7/15/24		48,000	49,020
Constellium SE sr. unsec. notes
Ser. REGS, 3.125%, 7/15/29 (France)	EUR	150,000	169,019
Freeport-McMoRan, Inc. company
guaranty sr. unsec. bonds 4.625%,
8/1/30 (Indonesia)		$50,000	53,625
Freeport-McMoRan, Inc. company
guaranty sr. unsec. notes 4.375%,
8/1/28 (Indonesia)		50,000	52,438
Freeport-McMoRan, Inc. company
guaranty sr. unsec. unsub. notes
5.45%, 3/15/43 (Indonesia)		240,000	301,702
GCP Applied Technologies, Inc. 144A
sr. unsec. notes 5.50%, 4/15/26		170,000	174,250
Intelligent Packaging, Ltd., Finco,
Inc./Intelligent Packaging, Ltd.
Co-Issuer, LLC 144A sr. notes 6.00%,
9/15/28 (Canada)		20,000	20,550
Kleopatra Holdings 2 SCA company
guaranty sr. unsec. notes Ser. REGS,
6.50%, 9/1/26 (Luxembourg)	EUR	100,000	103,818
Mauser Packaging Solutions Holding
Co. 144A sr. notes 8.50%, 4/15/24		$30,000	30,900
Mercer International, Inc. sr. unsec.
notes 5.125%, 2/1/29 (Canada)		15,000	15,321
NOVA Chemicals Corp. 144A sr. unsec.
sub. notes 4.25%, 5/15/29 (Canada)		20,000	20,081
Novelis Corp. 144A company guaranty
sr. unsec. bonds 3.875%, 8/15/31		15,000	14,906
Novelis Corp. 144A company guaranty
sr. unsec. notes 4.75%, 1/30/30		21,000	22,076
SCIH Salt Holdings, Inc. 144A sr. notes
4.875%, 5/1/28		35,000	33,600
Trinseo Materials Operating SCA/
Trinseo Materials Finance, Inc. 144A
company guaranty sr. unsec. notes
5.125%, 4/1/29 (Luxembourg)		90,000	91,800
WR Grace Holdings, LLC 144A
company guaranty sr. notes
4.875%, 6/15/27		65,000	66,763
			2,095,123

Putnam VT Diversified Income Fund	11

		Principal
CORPORATE BONDS AND NOTES (18.2%)* cont.		amount	Value

Capital goods (1.0%)
Amsted Industries, Inc. 144A
company guaranty sr. unsec. sub.
notes 5.625%, 7/1/27		$75,000	$78,000
Clarios Global LP 144A company
guaranty sr. notes 6.75%, 5/15/25		58,000	60,755
Gestamp Automocion SA company
guaranty notes Ser. REGS, 3.25%,
4/30/26 (Spain)	EUR	300,000	343,691
GFL Environmental, Inc. 144A
company guaranty sr. unsec. notes
4.75%, 6/15/29 (Canada)		$15,000	15,150
GFL Environmental, Inc. 144A
company guaranty sr. unsec. notes
4.00%, 8/1/28 (Canada)		20,000	19,600
Great Lakes Dredge & Dock Corp. 144A
company guaranty sr. unsec. notes
5.25%, 6/1/29		40,000	41,200
LSF11 A5 HoldCo., LLC 144A sr. unsec.
notes 6.625%, 10/15/29		95,000	93,575
Madison IAQ, LLC 144A sr. notes
4.125%, 6/30/28		30,000	30,075
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. unsec. notes
8.50%, 5/15/27		100,000	106,000
PM General Purchaser, LLC 144A sr.
notes 9.50%, 10/1/28		106,000	107,395
Roller Bearing Co. of America, Inc.
144A sr. notes 4.375%, 10/15/29		20,000	20,400
Sensata Technologies BV 144A
company guaranty sr. unsec. notes
4.00%, 4/15/29		95,000	96,781
Staples, Inc. 144A sr. notes
7.50%, 4/15/26		210,000	215,775
Stevens Holding Co, Inc. 144A
company guaranty sr. unsec. notes
6.125%, 10/1/26		132,000	140,745
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 5.50%, 11/15/27		123,000	126,690
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 4.875%, 5/1/29		100,000	100,430
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 4.625%, 1/15/29		65,000	64,784
Vertiv Group Corp. 144A company
guaranty sr. notes 4.125%, 11/15/28		21,000	21,210
			1,682,256
Communication services (1.6%)
CCO Holdings, LLC/CCO Holdings
Capital Corp. sr. unsec. bonds
4.50%, 5/1/32		70,000	72,013
CCO Holdings, LLC/CCO Holdings
Capital Corp. 144A sr. unsec. bonds
5.375%, 6/1/29		413,000	445,683
CCO Holdings, LLC/CCO Holdings
Capital Corp. 144A sr. unsec. bonds
4.75%, 3/1/30		50,000	52,000
CCO Holdings, LLC/CCO Holdings
Capital Corp. 144A sr. unsec. bonds
4.50%, 8/15/30		50,000	51,160
CommScope Technologies, LLC 144A
company guaranty sr. unsec. notes
6.00%, 6/15/25		68,000	68,000
CSC Holdings, LLC sr. unsec. unsub.
bonds 5.25%, 6/1/24		98,000	101,920

		Principal
CORPORATE BONDS AND NOTES (18.2%)* cont.		amount	Value

Communication services cont.
DIRECTV Holdings, LLC/DIRECTV
Financing Co., Inc. 144A sr. notes
5.875%, 8/15/27		$74,000	$75,755
DISH DBS Corp. company guaranty sr.
unsec. notes 7.75%, 7/1/26		25,000	26,375
DISH DBS Corp. company guaranty sr.
unsec. unsub. notes 7.375%, 7/1/28		95,000	96,188
DISH DBS Corp. company guaranty sr.
unsec. unsub. notes 5.125%, 6/1/29		66,000	60,060
DISH DBS Corp. 144A company
guaranty sr. notes 5.75%, 12/1/28		55,000	55,550
DISH DBS Corp. 144A company
guaranty sr. notes 5.25%, 12/1/26		30,000	30,474
Embarq Corp. sr. unsec. unsub. bonds
7.995%, 6/1/36		165,000	184,800
Frontier Communications Corp.
144A company guaranty sr. notes
5.875%, 10/15/27		75,000	79,313
Frontier Communications Corp. 144A
notes 6.75%, 5/1/29		90,000	93,600
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes
5.25%, 3/15/26		29,000	29,642
Level 3 Financing, Inc. 144A
company guaranty sr. unsec. notes
4.625%, 9/15/27		71,000	72,420
Level 3 Financing, Inc. 144A
company guaranty sr. unsec. notes
4.25%, 7/1/28		30,000	29,700
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. unsub. notes
3.625%, 1/15/29		45,000	42,750
Sprint Capital Corp. company
guaranty sr. unsec. unsub. notes
6.875%, 11/15/28		106,000	134,090
Sprint Corp. company guaranty sr.
unsec. notes 7.625%, 3/1/26		105,000	126,063
Sprint Corp. company guaranty sr.
unsec. sub. notes 7.875%, 9/15/23		93,000	102,416
T-Mobile USA, Inc. company guaranty
sr. notes 3.875%, 4/15/30		40,000	43,750
T-Mobile USA, Inc. company guaranty
sr. notes 3.75%, 4/15/27		55,000	59,560
T-Mobile USA, Inc. company guaranty
sr. unsec. bonds 2.875%, 2/15/31		65,000	64,194
T-Mobile USA, Inc. company guaranty
sr. unsec. notes 5.375%, 4/15/27		16,000	16,650
T-Mobile USA, Inc. company guaranty
sr. unsec. notes 2.625%, 2/15/29		45,000	44,325
T-Mobile USA, Inc. company guaranty
sr. unsec. unsub. bonds 4.75%, 2/1/28		116,000	122,090
Ziggo BV company guaranty sr.
bonds Ser. REGS, 2.875%, 1/15/30
(Netherlands)	EUR	150,000	169,914
			2,550,455
Consumer cyclicals (3.3%)
ADT Security Corp. 144A sr. notes
4.125%, 8/1/29		$55,000	54,175
American Builders & Contractors
Supply Co., Inc. 144A sr. notes
4.00%, 1/15/28		45,000	46,045
American Builders & Contractors
Supply Co., Inc. 144A sr. unsec. notes
3.875%, 11/15/29		45,000	44,775

12	Putnam VT Diversified Income Fund

		Principal
CORPORATE BONDS AND NOTES (18.2%)* cont.		amount	Value

Consumer cyclicals cont.
Asbury Automotive Group, Inc. 144A
company guaranty sr. unsec. bonds
5.00%, 2/15/32		$5,000	$5,189
Asbury Automotive Group, Inc. 144A
company guaranty sr. unsec. notes
4.625%, 11/15/29		10,000	10,188
Bath & Body Works, Inc. company
guaranty sr. unsec. sub. bonds
6.875%, 11/1/35		85,000	105,613
Bath & Body Works, Inc. 144A
company guaranty sr. unsec. notes
9.375%, 7/1/25		12,000	14,640
Bath & Body Works, Inc. 144A
company guaranty sr. unsec. unsub.
bonds 6.625%, 10/1/30		45,000	50,963
Block, Inc. 144A sr. unsec. bonds
3.50%, 6/1/31		60,000	61,500
Boyd Gaming Corp. company
guaranty sr. unsec. notes
4.75%, 12/1/27		45,000	45,900
Caesars Entertainment, Inc. 144A sr.
unsec. notes 4.625%, 10/15/29		90,000	90,000
Carnival Corp. 144A sr. unsec. notes
5.75%, 3/1/27		90,000	90,000
Cengage Learning, Inc. 144A sr. unsec.
unsub. notes 9.50%, 6/15/24		85,000	85,531
Cinemark USA, Inc. 144A company
guaranty sr. notes 8.75%, 5/1/25		20,000	21,200
Cinemark USA, Inc. 144A company
guaranty sr. unsec. notes
5.25%, 7/15/28		70,000	68,250
Clear Channel Outdoor Holdings,
Inc. 144A company guaranty sr. notes
5.125%, 8/15/27		65,000	67,259
Entercom Media Corp. 144A company
guaranty notes 6.75%, 3/31/29		90,000	87,927
Entercom Media Corp. 144A company
guaranty notes 6.50%, 5/1/27		50,000	49,460
Ford Motor Co. sr. unsec. unsub.
bonds 3.25%, 2/12/32		20,000	20,436
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 4.00%, 11/13/30		200,000	215,160
Full House Resorts, Inc. 144A
company guaranty sr. notes
8.25%, 2/15/28		95,000	99,750
Gap, Inc. (The) 144A company
guaranty sr. unsec. bonds
3.875%, 10/1/31		95,000	93,694
Gartner, Inc. 144A company guaranty
sr. unsec. bonds 3.75%, 10/1/30		110,000	111,650
Gartner, Inc. 144A company guaranty
sr. unsec. notes 3.625%, 6/15/29		15,000	15,166
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes
4.625%, 5/15/24		90,000	94,243
iHeartCommunications, Inc.
company guaranty sr. unsec. notes
8.375%, 5/1/27		152,931	161,342
La Financiere Atalian SASU company
guaranty sr. unsec. notes Ser. REGS,
4.00%, 5/15/24 (France)	EUR	100,000	111,640
Levi Strauss & Co. 144A sr. unsec. sub.
bonds 3.50%, 3/1/31		$47,000	47,923

	Principal
CORPORATE BONDS AND NOTES (18.2%)* cont.	amount	Value

Consumer cyclicals cont.
Live Nation Entertainment, Inc. 144A
company guaranty sr. unsec. notes
4.875%, 11/1/24	$27,000	$27,270
Live Nation Entertainment, Inc. 144A
company guaranty sr. unsec. sub.
notes 5.625%, 3/15/26	49,000	50,593
Masonite International Corp. 144A
company guaranty sr. unsec. notes
5.375%, 2/1/28	35,000	36,706
Masonite International Corp. 144A
company guaranty sr. unsec. notes
3.50%, 2/15/30	30,000	29,663
Mattamy Group Corp. 144A sr. unsec.
notes 5.25%, 12/15/27 (Canada)	70,000	73,623
Mattel, Inc. 144A company guaranty
sr. unsec. notes 3.75%, 4/1/29	155,000	160,619
Mattel, Inc. 144A company guaranty
sr. unsec. notes 3.375%, 4/1/26	20,000	20,510
McGraw-Hill Education, Inc. 144A sr.
notes 5.75%, 8/1/28	80,000	79,200
NESCO Holdings II, Inc. 144A company
guaranty notes 5.50%, 4/15/29	70,000	72,275
News Corp. 144A sr. unsec. notes
3.875%, 5/15/29	75,000	75,750
Nielsen Co. Luxembourg SARL (The)
144A company guaranty sr. unsec.
notes 5.00%, 2/1/25 (Luxembourg)	49,000	49,782
Nielsen Finance, LLC/Nielsen Finance
Co. 144A company guaranty sr. unsec.
notes 5.625%, 10/1/28	65,000	67,113
Nielsen Finance, LLC/Nielsen Finance
Co. 144A company guaranty sr. unsec.
notes 4.50%, 7/15/29	35,000	34,431
Nielsen Finance, LLC/Nielsen
Finance Co. 144A sr. unsec. bonds
4.75%, 7/15/31	35,000	34,563
Prime Security Services Borrower,
LLC/Prime Finance, Inc. 144A
company guaranty sr. notes
3.375%, 8/31/27	45,000	43,443
Prime Security Services Borrower,
LLC/Prime Finance, Inc. 144A notes
6.25%, 1/15/28	95,000	99,038
Sabre GLBL, Inc. 144A company
guaranty sr. notes 9.25%, 4/15/25	232,000	262,160
Scientific Games International, Inc.
144A company guaranty sr. notes
5.00%, 10/15/25	55,000	56,623
Scotts Miracle-Gro Co. (The)
company guaranty sr. unsec. notes
4.50%, 10/15/29	141,000	146,993
Scotts Miracle-Gro Co. (The) 144A
company guaranty sr. unsec. bonds
4.375%, 2/1/32	30,000	29,925
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc. 144A
company guaranty sr. unsec. notes
4.625%, 11/1/26	17,000	17,612
Signal Parent, Inc. 144A sr. unsec.
notes 6.125%, 4/1/29	85,000	75,438
Sinclair Television Group, Inc. 144A sr.
bonds 4.125%, 12/1/30	45,000	42,638

Putnam VT Diversified Income Fund	13

		Principal
CORPORATE BONDS AND NOTES (18.2%)* cont.		amount	Value

Consumer cyclicals cont.
Sirius XM Radio, Inc. 144A company
guaranty sr. unsec. bonds
3.875%, 9/1/31		$90,000	$88,241
Sirius XM Radio, Inc. 144A
company guaranty sr. unsec. notes
4.00%, 7/15/28		100,000	100,559
Six Flags Theme Parks, Inc. 144A
company guaranty sr. notes
7.00%, 7/1/25		95,000	101,455
Spectrum Brands, Inc. 144A
company guaranty sr. unsec. bonds
5.00%, 10/1/29		50,000	52,438
Standard Industries, Inc. 144A sr.
unsec. bonds 3.375%, 1/15/31		35,000	33,715
Standard Industries, Inc. 144A sr.
unsec. notes 4.75%, 1/15/28		10,000	10,325
Station Casinos, LLC 144A sr. unsec.
notes 4.50%, 2/15/28		95,000	95,542
SugarHouse HSP Gaming Prop. Mezz
LP/SugarHouse HSP Gaming Finance
Corp. 144A company guaranty sr.
unsub. notes 5.875%, 5/15/25		90,000	89,550
Taylor Morrison Communities, Inc.
144A sr. unsec. bonds 5.125%, 8/1/30		105,000	115,500
Taylor Morrison Communities, Inc.
144A sr. unsec. notes 5.75%, 1/15/28		40,000	44,700
Univision Communications, Inc.
144A company guaranty sr. notes
9.50%, 5/1/25		54,000	57,713
Univision Communications, Inc.
144A company guaranty sr. notes
6.625%, 6/1/27		95,000	102,363
Univision Communications, Inc.
144A company guaranty sr. notes
4.50%, 5/1/29		35,000	35,350
Urban One, Inc. 144A company
guaranty sr. notes 7.375%, 2/1/28		90,000	92,700
Verisure Holding AB company
guaranty sr. notes Ser. REGS, 3.25%,
2/15/27 (Sweden)	EUR	300,000	340,317
Victoria’s Secret & Co. 144A sr. unsec.
notes 4.625%, 7/15/29		$130,000	132,600
White Cap Buyer, LLC 144A sr. unsec.
notes 6.875%, 10/15/28		90,000	93,825
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 144A company guaranty
sr. unsec. sub. notes 5.25%, 5/15/27		126,000	128,812
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corp. 144A sr. unsec.
bonds 5.125%, 10/1/29		115,000	116,725
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corp. 144A sr. unsec.
notes 7.75%, 4/15/25		30,000	31,463
			5,419,480
Consumer staples (1.4%)
1011778 BC ULC/New Red
Finance, Inc. 144A bonds 4.00%,
10/15/30 (Canada)		65,000	63,863
1011778 BC ULC/New Red Finance,
Inc. 144A company guaranty notes
4.375%, 1/15/28 (Canada)		63,000	64,260
1011778 BC ULC/New Red Finance,
Inc. 144A company guaranty sr. notes
3.875%, 1/15/28 (Canada)		80,000	80,800

		Principal
CORPORATE BONDS AND NOTES (18.2%)* cont.		amount	Value

Consumer staples cont.
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons, LLC
144A company guaranty sr. unsec.
notes 4.875%, 2/15/30		$30,000	$32,392
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons, LLC
144A company guaranty sr. unsec.
notes 3.50%, 3/15/29		320,000	320,627
CDW, LLC/CDW Finance Corp.
company guaranty sr. unsec. notes
3.25%, 2/15/29		15,000	15,134
Golden Nugget, Inc. 144A sr. unsec.
notes 6.75%, 10/15/24		180,000	180,000
IRB Holding Corp. 144A company
guaranty sr. notes 7.00%, 6/15/25		50,000	52,899
Kraft Heinz Foods Co. company
guaranty sr. unsec. notes
5.00%, 7/15/35		93,000	113,771
Kraft Heinz Foods Co. company
guaranty sr. unsec. notes
3.00%, 6/1/26		52,000	54,390
Lamb Weston Holdings, Inc. 144A
company guaranty sr. unsec. notes
4.875%, 5/15/28		70,000	75,775
Lamb Weston Holdings, Inc. 144A
company guaranty sr. unsec. notes
4.125%, 1/31/30		70,000	71,400
Loxam SAS notes 3.75%,
7/15/26 (France)	EUR	250,000	288,316
Match Group Holdings II, LLC 144A sr.
unsec. bonds 5.00%, 12/15/27		$28,000	29,120
Match Group Holdings II, LLC 144A sr.
unsec. bonds 3.625%, 10/1/31		25,000	24,281
Match Group Holdings II, LLC 144A sr.
unsec. notes 4.125%, 8/1/30		105,000	106,050
Match Group Holdings II, LLC 144A sr.
unsec. unsub. notes 4.625%, 6/1/28		50,000	52,020
Millennium Escrow Corp. 144A sr.
notes 6.625%, 8/1/26		40,000	40,100
Netflix, Inc. sr. unsec. bonds
Ser. REGS, 3.875%, 11/15/29	EUR	115,000	157,792
Netflix, Inc. sr. unsec. notes
4.875%, 4/15/28		$30,000	34,200
Netflix, Inc. sr. unsec. unsub. notes
5.875%, 11/15/28		164,000	197,210
Netflix, Inc. 144A sr. unsec. bonds
4.875%, 6/15/30		16,000	18,660
Newell Brands, Inc. sr. unsec. unsub.
notes 4.70%, 4/1/26		85,000	92,672
TripAdvisor, Inc. 144A company
guaranty sr. unsec. notes
7.00%, 7/15/25		48,000	50,640
Yum! Brands, Inc. sr. unsec. sub.
bonds 3.625%, 3/15/31		45,000	44,831
Yum! Brands, Inc. 144A sr. unsec.
bonds 4.75%, 1/15/30		45,000	48,713
			2,309,916
Energy (4.7%)
Antero Midstream Partners LP/
Antero Midstream Finance Corp. 144A
company guaranty sr. unsec. notes
7.875%, 5/15/26		55,000	60,612

14	Putnam VT Diversified Income Fund

	Principal
CORPORATE BONDS AND NOTES (18.2%)* cont.	amount	Value

Energy cont.
Antero Resources Corp. 144A
company guaranty sr. unsec. notes
8.375%, 7/15/26	$6,000	$6,831
Apache Corp. sr. unsec. unsub. notes
5.10%, 9/1/40	327,000	369,510
Apache Corp. sr. unsec. unsub. notes
4.875%, 11/15/27	40,000	43,600
Apache Corp. sr. unsec. unsub. notes
4.625%, 11/15/25	20,000	21,475
Apache Corp. sr. unsec. unsub. notes
4.375%, 10/15/28	32,000	34,816
Callon Petroleum Co. company
guaranty sr. unsec. notes
6.125%, 10/1/24	85,000	83,725
Callon Petroleum Co. 144A company
guaranty notes 9.00%, 4/1/25	45,000	48,600
ChampionX Corp. company guaranty
sr. unsec. notes 6.375%, 5/1/26	35,000	36,400
Cheniere Energy Partners
LP company guaranty sr. unsec. notes
4.50%, 10/1/29	465,000	492,900
Cheniere Energy Partners
LP company guaranty sr. unsec.
unsub. notes 4.00%, 3/1/31	75,000	78,671
Cheniere Energy Partners LP 144A
company guaranty sr. unsec. unsub.
bonds 3.25%, 1/31/32	5,000	5,038
Continental Resources, Inc.
company guaranty sr. unsec. bonds
4.90%, 6/1/44	65,000	72,069
Continental Resources, Inc.
company guaranty sr. unsec. notes
4.375%, 1/15/28	76,000	82,160
Continental Resources, Inc. 144A
company guaranty sr. unsec. bonds
5.75%, 1/15/31	95,000	111,874
Continental Resources, Inc. 144A
company guaranty sr. unsec. bonds
2.875%, 4/1/32	100,000	97,826
Devon Energy Corp. sr. unsec. unsub.
bonds 5.60%, 7/15/41	35,000	43,901
DT Midstream, Inc. 144A sr. unsec.
bonds 4.375%, 6/15/31	25,000	26,000
DT Midstream, Inc. 144A sr. unsec.
notes 4.125%, 6/15/29	20,000	20,475
Encino Acquisition Partners Holdings,
LLC 144A company guaranty sr.
unsec. notes 8.50%, 5/1/28	213,000	221,254
Endeavor Energy Resources LP/EER
Finance, Inc. 144A sr. unsec. bonds
5.75%, 1/30/28	166,000	176,937
EnLink Midstream, LLC 144A
company guaranty sr. unsec. notes
5.625%, 1/15/28	41,000	42,640
EQT Corp. sr. unsec. notes
5.00%, 1/15/29	10,000	11,075
Hess Midstream Operations LP 144A
company guaranty sr. unsec. notes
5.125%, 6/15/28	90,000	93,713
Hess Midstream Operations LP 144A
company guaranty sr. unsec. notes
4.25%, 2/15/30	25,000	24,813

	Principal
CORPORATE BONDS AND NOTES (18.2%)* cont.	amount	Value

Energy cont.
Hess Midstream Operations LP 144A
company guaranty sr. unsec. sub.
notes 5.625%, 2/15/26	$102,000	$105,060
Holly Energy Partners LP/Holly
Energy Finance Corp. 144A
company guaranty sr. unsec. notes
5.00%, 2/1/28	144,000	143,460
Nabors Industries, Inc. 144A
company guaranty sr. unsec. notes
9.00%, 2/1/25	56,689	58,390
Northriver Midstream Finance
LP 144A sr. notes 5.625%,
2/15/26 (Canada)	10,000	10,350
Oasis Petroleum, Inc. 144A
company guaranty sr. unsec. notes
6.375%, 6/1/26	35,000	36,663
Occidental Petroleum Corp. sr. unsec.
sub. bonds 6.20%, 3/15/40	93,000	114,390
Occidental Petroleum Corp. sr. unsec.
sub. notes 6.45%, 9/15/36	555,000	707,628
Ovintiv, Inc. company guaranty sr.
unsec. unsub. bonds 7.375%, 11/1/31	160,000	208,562
Ovintiv, Inc. company guaranty sr.
unsec. unsub. bonds 6.625%, 8/15/37	60,000	78,546
PBF Holding Co., LLC/PBF Finance
Corp. 144A company guaranty sr.
notes 9.25%, 5/15/25	55,000	52,319
Pertamina Persero PT 144A sr.
unsec. unsub. notes 4.875%, 5/3/22
(Indonesia)	200,000	202,643
Pertamina Persero PT 144A sr.
unsec. unsub. notes 4.30%, 5/20/23
(Indonesia)	285,000	296,238
Petrobras Global Finance
BV company guaranty sr. unsec.
unsub. bonds 5.50%, 6/10/51 (Brazil)	257,000	238,368
Petrobras Global Finance
BV company guaranty sr. unsec.
unsub. notes 6.25%, 3/17/24 (Brazil)	432,000	466,020
Petrobras Global Finance
BV company guaranty sr. unsec.
unsub. notes 5.999%, 1/27/28 (Brazil)	169,000	183,788
Petrobras Global Finance
BV company guaranty sr. unsec.
unsub. notes 5.60%, 1/3/31 (Brazil)	266,000	281,694
Petrobras Global Finance
BV company guaranty sr. unsec.
unsub. notes 5.299%, 1/27/25 (Brazil)	35,000	37,625
Petroleos de Venezuela SA company
guaranty sr. unsec. bonds Ser. REGS,
6.00%, 11/15/26 (Venezuela)
(In default) †	1,138,000	45,520
Petroleos Mexicanos company
guaranty sr. unsec. unsub. FRB 7.69%,
1/23/50 (Mexico)	1,110,000	1,071,150
Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 6.875%,
1/15/29 (Canada)	15,000	15,288
Regency Energy Partners LP/Regency
Energy Finance Corp. company
guaranty sr. unsec. unsub. notes
4.50%, 11/1/23	69,000	72,364
Rockcliff Energy II, LLC 144A sr. unsec.
notes 5.50%, 10/15/29	42,000	43,260

Putnam VT Diversified Income Fund	15

		Principal
CORPORATE BONDS AND NOTES (18.2%)* cont.		amount	Value

Energy cont.
SM Energy Co. sr. unsec. unsub. notes
6.75%, 9/15/26		$20,000	$20,550
SM Energy Co. sr. unsec. unsub. notes
6.50%, 7/15/28		162,000	167,670
Southwestern Energy Co. company
guaranty sr. unsec. bonds
4.75%, 2/1/32		147,000	154,806
Southwestern Energy Co.
company guaranty sr. unsec. notes
5.375%, 3/15/30		278,000	297,871
Southwestern Energy Co.
company guaranty sr. unsec. notes
5.375%, 2/1/29		185,000	195,638
Transocean Pontus, Ltd. 144A
company guaranty sr. notes 6.125%,
8/1/25 (Cayman Islands)		30,820	30,050
USA Compression Partners LP/
USA Compression Finance Corp.
company guaranty sr. unsec. notes
6.875%, 4/1/26		42,000	43,680
			7,686,506
Financials (2.3%)
Aedas Homes Opco SLU company
guaranty sr. notes Ser. REGS, 4.00%,
8/15/26 (Spain)	EUR	150,000	175,862
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer 144A sr.
notes 4.25%, 10/15/27		$25,000	25,000
Banca Monte dei Paschi di Siena SpA
sr. unsec. unsub. notes Ser. EMTN,
2.625%, 4/28/25 (Italy)	EUR	100,000	113,775
Blackstone Mortgage Trust, Inc. 144A
sr. notes 3.75%, 1/15/27 R		$36,000	35,884
Cobra AcquisitionCo., LLC 144A
company guaranty sr. unsec. notes
6.375%, 11/1/29		155,000	153,063
Coinbase Global, Inc. 144A company
guaranty sr. unsec. unsub. bonds
3.625%, 10/1/31		30,000	27,600
Coinbase Global, Inc. 144A company
guaranty sr. unsec. unsub. notes
3.375%, 10/1/28		30,000	28,050
Freedom Mortgage Corp. 144A sr.
unsec. notes 8.125%, 11/15/24		45,000	45,563
Freedom Mortgage Corp. 144A sr.
unsec. notes 6.625%, 1/15/27		35,000	34,213
goeasy, Ltd. 144A company
guaranty sr. unsec. notes 5.375%,
12/1/24 (Canada)		30,000	30,825
goeasy, Ltd. 144A company
guaranty sr. unsec. notes 4.375%,
5/1/26 (Canada)		55,000	56,238
Icahn Enterprises LP/Icahn
Enterprises Finance Corp.
company guaranty sr. unsec. notes
6.75%, 2/1/24		15,000	15,038
Icahn Enterprises LP/Icahn
Enterprises Finance Corp.
company guaranty sr. unsec. notes
6.25%, 5/15/26		87,000	90,589
Icahn Enterprises LP/Icahn
Enterprises Finance Corp.
company guaranty sr. unsec. notes
5.25%, 5/15/27		20,000	20,569

		Principal
CORPORATE BONDS AND NOTES (18.2%)* cont.		amount	Value

Financials cont.
Icahn Enterprises LP/Icahn
Enterprises Finance Corp. company
guaranty sr. unsec. sub. notes
4.375%, 2/1/29		$113,000	$110,175
Intesa Sanpaolo SpA 144A company
guaranty jr. unsec. sub. FRB 7.70%,
perpetual maturity (Italy)		200,000	224,000
iStar, Inc. sr. unsec. notes
5.50%, 2/15/26 R		75,000	77,625
iStar, Inc. sr. unsec. notes
4.75%, 10/1/24 R		120,000	124,500
Itau Unibanco Holding SA/Cayman
Islands 144A unsec. sub. FRB 3.875%,
4/15/31 (Brazil)		980,000	940,810
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance Corp.
144A company guaranty sr. unsec.
notes 4.75%, 6/15/29 R		44,000	45,100
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance Corp.
144A company guaranty sr. unsec.
unsub. notes 5.25%, 10/1/25 R		20,000	20,200
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance Corp.
144A sr. unsec. notes 4.25%, 2/1/27 R		95,000	95,119
Nationstar Mortgage Holdings, Inc.
144A company guaranty sr. unsec.
notes 5.75%, 11/15/31		65,000	64,675
Nationstar Mortgage Holdings, Inc.
144A company guaranty sr. unsec.
notes 5.50%, 8/15/28		77,000	78,540
Nationstar Mortgage Holdings, Inc.
144A company guaranty sr. unsec.
notes 5.125%, 12/15/30		30,000	29,625
OneMain Finance Corp. company
guaranty sr. unsec. notes
8.875%, 6/1/25		40,000	42,800
OneMain Finance Corp. company
guaranty sr. unsec. sub. notes
7.125%, 3/15/26		50,000	57,000
OneMain Finance Corp. company
guaranty sr. unsec. unsub. notes
6.875%, 3/15/25		17,000	18,913
OneMain Finance Corp. company
guaranty sr. unsec. unsub. notes
5.375%, 11/15/29		109,000	118,515
PennyMac Financial Services, Inc.
144A company guaranty sr. unsec.
notes 5.375%, 10/15/25		90,000	92,475
PHH Mortgage Corp. 144A company
guaranty sr. notes 7.875%, 3/15/26		85,000	87,882
Provident Funding Associates LP/PFG
Finance Corp. 144A sr. unsec. notes
6.375%, 6/15/25		160,000	162,800
Stichting AK Rabobank Certificaten
jr. unsec. sub. FRN 6.50%, perpetual
maturity (Netherlands)	EUR	94,525	147,838
TMX Finance, LLC/TitleMax Finance
Corp. 144A sr. notes 11.125%, 4/1/23		$54,000	55,080
VTB Bank OJSC Via VTB Capital
SA 144A unsec. sub. bonds 6.95%,
10/17/22 (Russia)		300,000	307,125
			3,753,066

16	Putnam VT Diversified Income Fund

		Principal
CORPORATE BONDS AND NOTES (18.2%)* cont.		amount	Value

Health care (1.3%)
Bausch Health Cos., Inc. 144A
company guaranty sr. unsec. notes
7.25%, 5/30/29		$85,000	$84,150
Bausch Health Cos., Inc. 144A
company guaranty sr. unsec. notes
6.25%, 2/15/29		70,000	66,517
Bausch Health Cos., Inc. 144A
company guaranty sr. unsec. notes
6.125%, 4/15/25		122,000	124,264
Bausch Health Cos., Inc. 144A
company guaranty sr. unsec. notes
5.00%, 2/15/29		40,000	35,300
Bausch Health Cos., Inc. 144A sr. notes
4.875%, 6/1/28		50,000	51,000
Centene Corp. sr. unsec. bonds
3.00%, 10/15/30		45,000	45,743
Charles River Laboratories
International, Inc. 144A company
guaranty sr. unsec. notes
4.00%, 3/15/31		45,000	46,069
Charles River Laboratories
International, Inc. 144A company
guaranty sr. unsec. notes
3.75%, 3/15/29		45,000	45,563
Chrome Bidco SASU company
guaranty sr. notes Ser. REGS, 3.50%,
5/31/28 (France)	EUR	150,000	172,423
CHS/Community Health Systems,
Inc. 144A company guaranty sr. notes
6.00%, 1/15/29		$10,000	10,688
CHS/Community Health Systems,
Inc. 144A company guaranty sr. notes
5.625%, 3/15/27		35,000	36,925
CHS/Community Health Systems, Inc.
144A company guaranty sr. unsec.
sub. notes 6.875%, 4/1/28		85,000	83,300
Elanco Animal Health, Inc. sr. unsec.
notes Ser. WI, 5.90%, 8/28/28		105,000	121,800
Endo Luxembourg Finance Co.
I Sarl/Endo US, Inc. 144A company
guaranty sr. notes 6.125%, 4/1/29
(Luxembourg)		40,000	39,050
Global Medical Response, Inc. 144A sr.
notes 6.50%, 10/1/25		45,000	45,450
Jazz Securities DAC 144A company
guaranty sr. unsub. notes 4.375%,
1/15/29 (Ireland)		200,000	207,088
Mallinckrodt International Finance
SA/Mallinckrodt CB, LLC 144A
company guaranty sub. notes
10.00%, 4/15/25 (Luxembourg)		85,000	82,025
Option Care Health, Inc. 144A
company guaranty sr. unsec. notes
4.375%, 10/31/29		20,000	20,050
Owens & Minor, Inc. 144A sr. unsec.
notes 4.50%, 3/31/29		50,000	51,250
Service Corp. International sr. unsec.
bonds 5.125%, 6/1/29		130,000	139,425
Service Corp. International sr. unsec.
notes 3.375%, 8/15/30		35,000	34,355
Service Corp. International sr. unsec.
sub. notes 4.00%, 5/15/31		35,000	35,438
Tenet Healthcare Corp. company
guaranty sr. notes 4.625%, 7/15/24		23,000	23,288

	Principal
CORPORATE BONDS AND NOTES (18.2%)* cont.	amount	Value

Health care cont.
Tenet Healthcare Corp. 144A
company guaranty sr. notes
7.50%, 4/1/25	$25,000	$26,311
Tenet Healthcare Corp. 144A
company guaranty sr. notes
5.125%, 11/1/27	195,000	203,044
Tenet Healthcare Corp. 144A
company guaranty sr. notes
4.875%, 1/1/26	190,000	195,155
Tenet Healthcare Corp. 144A
company guaranty sr. notes
4.25%, 6/1/29	80,000	81,239
		2,106,910
Technology (0.5%)
Arches Buyer, Inc. 144A sr. notes
4.25%, 6/1/28	30,000	29,984
Arches Buyer, Inc. 144A sr. unsec.
notes 6.125%, 12/1/28	30,000	30,187
CommScope Finance, LLC 144A sr.
notes 6.00%, 3/1/26	60,000	61,800
Crowdstrike Holdings, Inc.
company guaranty sr. unsec. notes
3.00%, 2/15/29	66,000	65,175
Diebold Nixdorf, Inc. 144A company
guaranty sr. notes 9.375%, 7/15/25	43,000	46,300
Imola Merger Corp. 144A sr. notes
4.75%, 5/15/29	191,000	195,976
Microchip Technology, Inc.
company guaranty sr. unsec. notes
4.25%, 9/1/25	75,000	77,893
Plantronics, Inc. 144A company
guaranty sr. unsec. notes
4.75%, 3/1/29	114,000	108,728
Tempo Acquisition, LLC/Tempo
Acquisition Finance Corp. 144A
company guaranty sr. notes
5.75%, 6/1/25	40,000	41,400
TTM Technologies, Inc. 144A
company guaranty sr. unsec. notes
4.00%, 3/1/29	70,000	69,475
Twilio, Inc. company guaranty sr.
unsec. notes 3.875%, 3/15/31	50,000	50,485
Twilio, Inc. company guaranty sr.
unsec. notes 3.625%, 3/15/29	95,000	95,839
Western Digital Corp. company
guaranty sr. unsec. notes
4.75%, 2/15/26	33,000	36,084
		909,326
Transportation (0.2%)
Air Canada 144A sr. notes 3.875%,
8/15/26 (Canada)	5,000	5,119
American Airlines, Inc./AAdvantage
Loyalty IP, Ltd. 144A company
guaranty sr. notes 5.75%, 4/20/29	95,000	101,528
American Airlines, Inc./AAdvantage
Loyalty IP, Ltd. 144A company
guaranty sr. notes 5.50%, 4/20/26	95,000	98,788
United Airlines, Inc. 144A company
guaranty sr. notes 4.625%, 4/15/29	35,000	36,094
United Airlines, Inc. 144A company
guaranty sr. notes 4.375%, 4/15/26	35,000	36,496
		278,025

Putnam VT Diversified Income Fund	17

	Principal
CORPORATE BONDS AND NOTES (18.2%)* cont.	amount	Value

Utilities and power (0.6%)
Buckeye Partners LP sr. unsec. bonds
5.85%, 11/15/43	$43,000	$42,194
Buckeye Partners LP sr. unsec. notes
3.95%, 12/1/26	24,000	24,461
Buckeye Partners LP 144A sr. unsec.
notes 4.50%, 3/1/28	35,000	35,263
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	22,000	22,572
Calpine Corp. 144A company
guaranty sr. notes 4.50%, 2/15/28	75,000	77,813
Calpine Corp. 144A sr. unsec. notes
4.625%, 2/1/29	10,000	9,863
Colorado Interstate Gas Co., LLC
company guaranty sr. unsec. notes
6.85%, 6/15/37	290,000	383,279
Energy Transfer LP jr. unsec. sub. FRN
6.625%, perpetual maturity	13,000	12,316
NRG Energy, Inc. 144A company
guaranty sr. unsec. bonds
3.875%, 2/15/32	70,000	68,600
NRG Energy, Inc. 144A sr. unsec.
bonds 5.25%, 6/15/29	40,000	42,855
Pacific Gas and Electric Co. company
guaranty sr. unsec. unsub. notes
2.95%, 3/1/26	90,000	91,503
Pacific Gas and Electric Co. sr. notes
3.30%, 3/15/27	25,000	25,416
Vistra Operations Co., LLC 144A
company guaranty sr. notes
4.30%, 7/15/29	40,000	42,776
Vistra Operations Co., LLC 144A
company guaranty sr. unsec. notes
5.625%, 2/15/27	56,000	57,680
		936,591

Total corporate bonds and notes (cost $29,526,258)		$29,727,654

FOREIGN GOVERNMENT AND AGENCY	Principal
BONDS AND NOTES (9.4%)*	amount	Value

Bahrain (Kingdom of) 144A sr. unsec.
notes 7.375%, 5/14/30 (Bahrain)	$750,000	$830,613
Development Bank of Mongolia,
LLC unsec. notes Ser. REGS, 7.25%,
10/23/23 (Mongolia)	260,000	273,000
Dominican (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 5.875%,
1/30/60 (Dominican Republic)	485,000	466,206
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 8.625%,
4/20/27 (Dominican Republic)	360,000	426,600
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.95%,
1/25/27 (Dominican Republic)	390,000	433,875
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.50%,
1/27/25 (Dominican Republic)	270,000	291,600
Dominican (Republic of) 144A
sr. unsec. notes 4.50%, 1/30/30
(Dominican Republic)	250,000	254,063
Indonesia (Republic of) sr. unsec.
unsub. bonds 2.85%, 2/14/30
(Indonesia)	1,285,000	1,338,744
Indonesia (Republic of) sr. unsec.
unsub. notes Ser. REGS, 4.75%, 1/8/26
(Indonesia)	1,045,000	1,167,767

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (9.4%)* cont.		amount	Value

Indonesia (Republic of) 144A sr.
unsec. unsub. bonds 6.625%, 2/17/37
(Indonesia)		$133,000	$185,225
Indonesia (Republic of) 144A sr.
unsec. unsub. notes 4.35%, 1/8/27
(Indonesia)		220,000	245,302
Ivory Coast (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 6.125%,
6/15/33 (Ivory Coast)		1,390,000	1,461,238
Ivory Coast (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 5.75%,
12/31/32 (Ivory Coast)		545,264	545,946
Ivory Coast (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 5.25%,
3/22/30 (Ivory Coast)	EUR	250,000	290,155
Ivory Coast (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.375%,
7/23/24 (Ivory Coast)		$275,000	285,313
Ivory Coast (Republic of) 144A sr.
unsec. unsub. bonds 5.25%, 3/22/30
(Ivory Coast)	EUR	245,000	284,458
Jamaica (Government of) sr.
unsec. unsub. bonds 8.00%,
3/15/39 (Jamaica)		$211,000	291,971
Kenya (Republic of) sr. unsec. notes
Ser. REGS, 7.00%, 5/22/27 (Kenya)		240,000	253,155
Kenya (Republic of) sr. unsec.
unsub. notes Ser. REGS, 6.875%,
6/24/24 (Kenya)		260,000	274,625
Mexico (Government of) sr. unsec.
bonds 5.55%, 1/21/45 (Mexico)		664,000	794,317
Mongolia (Government of) sr.
unsec. notes Ser. REGS, 5.125%,
4/7/26 (Mongolia)		200,000	203,997
Senegal (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 6.75%,
3/13/48 (Senegal)		1,490,000	1,456,475
Senegal (Republic of) unsec. bonds
Ser. REGS, 6.25%, 5/23/33 (Senegal)		1,240,000	1,271,000
South Africa (Republic of) sr. unsec.
unsub. bonds 6.30%, 6/22/48
(South Africa)		640,000	662,431
Tunisia (Central Bank of) sr. unsec.
unsub. notes Ser. REGS, 5.75%,
1/30/25 (Tunisia)		590,000	448,400
Turkey (Republic of) sr. unsec. unsub.
notes 6.35%, 8/10/24 (Turkey)		320,000	314,266
Venezuela (Republic of) sr. unsec.
notes 9.00%, 5/7/23 (Venezuela)
(In default) †		576,000	34,560
Vietnam (Socialist Republic of)
sr. unsec. notes Ser. REGS, 4.80%,
11/19/24 (Vietnam)		600,000	649,156
Total foreign government and agency bonds and notes
(cost $15,150,695)			$15,434,458

		Principal
CONVERTIBLE BONDS AND NOTES (6.0%)*		amount	Value

Capital goods (0.1%)
John Bean Technologies Corp. 144A cv. sr. unsec.
notes 0.25%, 5/15/26		$86,000	$94,514
Middleby Corp. (The) cv. sr. unsec. notes
1.00%, 9/1/25		68,000	108,673
			203,187

18	Putnam VT Diversified Income Fund

	Principal
CONVERTIBLE BONDS AND NOTES (6.0%)* cont.	amount	Value

Communication services (0.4%)
Cable One, Inc. 144A company guaranty cv. sr.
unsec. notes 1.125%, 3/15/28	$138,000	$136,596
DISH Network Corp. cv. sr. unsec. notes
3.375%, 8/15/26	247,000	233,799
Liberty Media Corp. cv. sr. unsec. bonds
1.375%, 10/15/23	30,000	45,144
Liberty Media Corp. cv. sr. unsec. unsub. bonds
0.50%, 12/1/50	61,000	87,535
Liberty Media Corp. 144A cv. sr. unsec. unsub.
bonds 2.75%, 12/1/49	151,000	155,002
		658,076
Consumer cyclicals (1.1%)
Affirm Holdings, Inc. 144A cv. sr. unsec. notes
zero %, 11/15/26	25,000	22,475
Alarm.com Holdings, Inc. 144A cv. sr. unsec.
notes zero %, 1/15/26	52,000	46,800
Block, Inc. cv. sr. unsec. sub. notes
0.25%, 11/1/27	66,000	70,001
Block, Inc. cv. sr. unsec. sub. notes zero %, 5/1/26	66,000	67,690
Booking Holdings, Inc. cv. sr. unsec. notes
0.75%, 5/1/25	69,000	101,327
Burlington Stores, Inc. cv. sr. unsec. notes
2.25%, 4/15/25	73,000	108,451
DraftKings, Inc. 144A cv. sr. unsec. unsub. notes
zero %, 3/15/28	134,000	100,902
Expedia Group, Inc. 144A company guaranty cv.
sr. unsec. unsub. notes zero %, 2/15/26	141,000	162,221
Ford Motor Co. 144A cv. sr. unsec. notes
zero %, 3/15/26	177,000	243,486
Live Nation Entertainment, Inc. cv. sr. unsec.
notes 2.50%, 3/15/23	129,000	232,845
National Vision Holdings, Inc. cv. sr. unsec. sub.
notes 2.50%, 5/15/25	30,000	50,156
NCL Corp, Ltd. cv. company guaranty sr. unsec.
notes 5.375%, 8/1/25	30,000	42,600
NCL Corp, Ltd. 144A cv. sr. unsec. notes
1.125%, 2/15/27	64,000	59,923
Royal Caribbean Cruises, Ltd. cv. sr. unsec. notes
2.875%, 11/15/23	180,000	212,040
Shift4 Payments, Inc. 144A cv. sr. unsec. sub.
notes zero %, 12/15/25	85,000	89,624
Vail Resorts, Inc. cv. sr. unsec. sub. notes
zero %, 1/1/26	112,000	119,367
Winnebago Industries, Inc. cv. sr. unsec. notes
1.50%, 4/1/25	61,000	81,368
		1,811,276
Consumer staples (0.5%)
Airbnb, Inc. 144A cv. sr. unsec. sub. notes
zero %, 3/15/26	115,000	112,528
Beauty Health Co. (The) 144A cv. sr. unsec. sub.
notes 1.25%, 10/1/26	68,000	72,019
Cheesecake Factory, Inc. (The) cv. sr. unsec. sub.
notes 0.375%, 6/15/26	85,000	76,128
Chegg, Inc. cv. sr. unsec. notes zero %, 9/1/26	89,000	73,648
Etsy, Inc. 144A cv. sr. unsec. notes 0.25%, 6/15/28	148,000	173,989
Lyft, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	65,000	86,574
Shake Shack, Inc. 144A cv. sr. unsec. notes
zero %, 3/1/28	70,000	57,925
Uber Technologies, Inc. cv. sr. unsec. notes
zero %, 12/15/25	69,000	67,724

	Principal
CONVERTIBLE BONDS AND NOTES (6.0%)* cont.	amount	Value

Consumer staples cont.
Wayfair, Inc. cv. sr. unsec. notes 0.625%, 10/1/25	$111,000	$100,924
Zillow Group, Inc. cv. sr. unsec. notes
2.75%, 5/15/25	33,000	42,474
		863,933
Energy (0.4%)
Enphase Energy, Inc. 144A cv. sr. unsec. notes
zero %, 3/1/28	133,000	137,190
Pioneer Natural Resources Co. cv. sr. unsec.
notes 0.25%, 5/15/25	129,000	229,862
SolarEdge Technologies, Inc. cv. sr. unsec. notes
zero %, 9/15/25 (Israel)	57,000	72,248
Sunrun, Inc. 144A cv. sr. unsec. notes
zero %, 2/1/26	78,000	60,744
Transocean, Inc. cv. company guaranty sr. unsec.
sub. notes 0.50%, 1/30/23	83,000	74,390
		574,434
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec.
notes 4.75%, 3/15/23 R	87,000	88,792
JPMorgan Chase Financial Co., LLC cv. company
guaranty sr. unsec. notes 0.25%, 5/1/23	87,000	95,972
SoFi Technologies, Inc. 144A cv. sr. unsec. notes
zero %, 10/15/26	65,000	67,197
		251,961
Health care (0.8%)
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub.
notes 1.25%, 5/15/27	54,000	56,327
DexCom, Inc. cv. sr. unsec. unsub. notes
0.25%, 11/15/25	112,000	132,930
Exact Sciences Corp. cv. sr. unsec. sub. notes
0.375%, 3/1/28	179,000	172,842
Guardant Health, Inc. cv. sr. unsec. sub. notes
zero %, 11/15/27	111,000	112,288
Halozyme Therapeutics, Inc. 144A cv. sr. unsec.
notes 0.25%, 3/1/27	122,000	108,656
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	47,000	62,175
Ironwood Pharmaceuticals, Inc. cv. sr. unsec.
notes 1.50%, 6/15/26	62,000	70,370
Jazz Investments I, Ltd. cv. company guaranty sr.
unsec. sub. notes 1.50%, 8/15/24 (Ireland)	122,000	122,076
NeoGenomics, Inc. cv. sr. unsec. notes
0.25%, 1/15/28	94,000	80,018
Neurocrine Biosciences, Inc. cv. sr. unsec. notes
2.25%, 5/15/24	35,000	43,641
Omnicell, Inc. cv. sr. unsec. notes 0.25%, 9/15/25	57,000	107,516
Pacira Pharmaceuticals, Inc. cv. sr. unsec. sub.
notes 0.75%, 8/1/25	110,000	121,619
Tandem Diabetes Care, Inc. 144A cv. sr. unsec.
notes 1.50%, 5/1/25	44,000	65,230
Teladoc Health, Inc. cv. sr. unsec. sub. notes
1.25%, 6/1/27	69,000	62,833
		1,318,521
Technology (2.1%)
3D Systems Corp. 144A cv. sr. unsec. notes
zero %, 11/15/26	47,000	44,650
Akamai Technologies, Inc. cv. sr. unsec. notes
0.375%, 9/1/27	143,000	167,224
Akamai Technologies, Inc. cv. sr. unsec. notes
0.125%, 5/1/25	77,000	100,778
Avalara, Inc. 144A cv. sr. unsec. notes
0.25%, 8/1/26	68,000	62,764
Bentley Systems, Inc. 144A cv. sr. unsec. sub.
notes 0.375%, 7/1/27	127,000	116,840

Putnam VT Diversified Income Fund	19

	Principal
CONVERTIBLE BONDS AND NOTES (6.0%)* cont.	amount	Value

Technology cont.
Bill.com Holdings, Inc. 144A cv. sr. unsec. unsub.
notes zero %, 4/1/27	$85,000	$86,913
Blackline, Inc. 144A cv. sr. unsec. notes
zero %, 3/15/26	86,000	79,894
Box, Inc. 144A cv. sr. unsec. notes zero %, 1/15/26	85,000	102,111
Ceridian HCM Holding, Inc. 144A cv. sr. unsec.
notes 0.25%, 3/15/26	77,000	80,434
Coupa Software, Inc. cv. sr. unsec. notes
0.375%, 6/15/26	129,000	121,905
CyberArk Software, Ltd. cv. sr. unsec. notes
zero %, 11/15/24 (Israel)	72,000	90,720
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	27,000	54,108
DigitalOcean Holdings, Inc. 144A cv. sr. unsec.
notes zero %, 12/1/26	47,000	41,684
Envestnet, Inc. 144A cv. company guaranty sr.
unsec. notes 0.75%, 8/15/25	75,000	75,234
Everbridge, Inc. 144A cv. sr. unsec. notes
zero %, 3/15/26	97,000	81,896
Five9, Inc. cv. sr. unsec. notes 0.50%, 6/1/25	39,000	47,896
Guidewire Software, Inc. cv. sr. unsec. sub. notes
1.25%, 3/15/25	86,000	99,872
Impinj, Inc. 144A cv. sr. unsec. notes
1.125%, 5/15/27	47,000	51,291
Lumentum Holdings, Inc. cv. sr. unsec. notes
0.50%, 12/15/26	112,000	139,300
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	159,000	189,210
ON Semiconductor Corp. 144A cv. sr. unsec.
notes zero %, 5/1/27	91,000	132,405
Palo Alto Networks, Inc. cv. sr. unsec. notes
0.375%, 6/1/25	71,000	134,502
Pegasystems, Inc. 144A cv. sr. unsec. notes
0.75%, 3/1/25	58,000	61,265
Perficient, Inc. 144A cv. sr. unsec. notes
0.125%, 11/15/26	28,000	26,497
Rapid7, Inc. 144A cv. sr. unsec. notes
0.25%, 3/15/27	83,000	106,970
RingCentral, Inc. cv. sr. unsec. notes
zero %, 3/1/25	99,000	93,007
Silicon Laboratories, Inc. cv. sr. unsec. notes
0.625%, 6/15/25	60,000	105,186
Snap, Inc. 144A cv. sr. unsec. notes zero %, 5/1/27	123,000	118,946
Splunk, Inc. cv. sr. unsec. notes 1.125%, 6/15/27	231,000	215,408
Twitter, Inc. 144A cv. sr. unsec. sub. notes
zero %, 3/15/26	218,000	195,241
Unity Software, Inc. 144A cv. sr. unsec. notes
zero %, 11/15/26	62,000	56,575
Viavi Solutions, Inc. cv. sr. unsec. unsub. notes
1.00%, 3/1/24	40,000	56,650
Zendesk, Inc. cv. sr. unsec. notes 0.625%, 6/15/25	75,000	89,483
Ziff Davis, Inc. 144A cv. sr. unsec. notes
1.75%, 11/1/26	68,000	84,032
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	43,000	93,977
		3,404,868
Transportation (0.3%)
American Airlines Group, Inc. cv. company
guaranty notes 6.50%, 7/1/25	80,000	110,480
JetBlue Airways Corp. 144A cv. sr. unsec. notes
0.50%, 4/1/26	121,000	112,798
Southwest Airlines Co. cv. sr. unsec. notes
1.25%, 5/1/25	140,000	186,620
		409,898

	Principal
CONVERTIBLE BONDS AND NOTES (6.0%)* cont.	amount	Value

Utilities and power (0.1%)
NextEra Energy Partners LP 144A company
guaranty cv. sr. unsec. notes zero %, 11/15/25	$102,000	$116,229
NRG Energy, Inc. cv. company guaranty sr. unsec.
bonds 2.75%, 6/1/48	103,000	122,189
		238,418

Total convertible bonds and notes (cost $9,235,917)		$9,734,572

PURCHASED SWAP OPTIONS OUTSTANDING (2.3%)*
Counterparty
Fixed right % to receive			Notional/
or (pay)/Floating rate	Expiration		Contract
index/Maturity date	date/strike		amount	Value

Bank of America N.A.
0.485/3 month
USD-LIBOR-BBA/Jan-25	Jan-24/0.485		$15,045,100	$8,425
Goldman Sachs International
2.988/3 month USD-
LIBOR-BBA/Feb-39	Feb-29/2.988		2,141,800	252,561
(2.988)/3 month
USD-LIBOR-BBA/
Feb-39	Feb-29/2.988		2,141,800	61,962
JPMorgan Chase Bank N. A.
2.795/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	271,427
2.7575/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	265,289
(2.7575)/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.7575		2,557,500	78,490
(2.795)/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.795		2,557,500	76,393
Morgan Stanley & Co. International PLC
3.00/3 month USD-
LIBOR-BBA/Feb-73	Feb-48/3.00		2,490,200	676,413
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00		2,490,200	674,695
2.75/3 month USD-
LIBOR-BBA/May-73	May-48/2.75		2,490,200	576,182
(1.613)/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613		2,817,200	145,565
1.613/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613		2,817,200	96,714
(1.4075)/3 month USD-
LIBOR-BBA/Mar-27	Mar-22/1.4075		2,588,200	18,480
NatWest Markets PLC
(0.52)/Sterling
Overnight Index
Average/Sep-23
(United Kingdom)	Sep-22/0.52	GBP	34,143,500	323,967
Toronto-Dominion Bank
(1.505)/3 month USD-
LIBOR-BBA/
Jan-32 (Canada)	Jan-22/1.505		$2,215,900	28,208
(1.80)/3 month
USD-LIBOR-BBA/
Jan-32 (Canada)	Jan-22/1.80		4,431,900	9,839

20	Putnam VT Diversified Income Fund

PURCHASED SWAP OPTIONS OUTSTANDING (2.3%)*
Counterparty
Fixed right % to receive
or (pay)/Floating rate			Notional/
index/Maturity date	Expiration		Contract
cont.	date/strike		amount	Value

UBS AG
(0.153)/6 month EUR-
EURIBOR-Reuters/
Sep-29	Sep-24/0.153	EUR	4,016,900	$117,487
0.153/6 month EUR-
EURIBOR-Reuters/
Sep-29	Sep-24/0.153	EUR	4,016,900	67,730
Total purchased swap options outstanding
(cost $2,321,916)				$3,749,827

	Principal
SENIOR LOANS (1.7%)*c	amount	Value

Basic materials (0.1%)
Klockner-Pentaplast of America, Inc. bank term
loan FRN (BBA LIBOR USD 3 Month + 4.75%),
5.25%, 2/4/26	$24,813	$24,091
SCIH Salt Holdings, Inc. bank term loan
FRN Ser. B, (1 Month US LIBOR + 4.00%),
4.75%, 3/16/27	275	273
Starfruit US Holdco, LLC bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%),
3.102%, 10/1/25	58,707	58,450
TAMKO Building Products, Inc. bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%),
3.10%, 5/3/26	94,758	94,087
		176,901
Capital goods (0.1%)
BWAY Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.25%), 3.354%, 4/3/24	110,020	108,448
Filtration Group Corp. bank term loan FRN
(1 Month US LIBOR + 3.50%), 4.00%, 10/19/28	9,975	9,952
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 3.354%, 3/28/25	96,243	94,532
		212,932
Communication services (0.1%)
Asurion, LLC bank term loan FRN Ser. B9, (BBA
LIBOR USD 3 Month + 3.25%), 3.354%, 7/31/27	24,875	24,701
DIRECTV Financing, LLC bank term loan
FRN (BBA LIBOR USD 3 Month + 5.00%),
5.75%, 7/22/27	63,538	63,556
Intelsat Jackson Holdings SA bank term loan
FRN Ser. B3, (BBA LIBOR USD 3 Month + 3.75%),
8.00%, 11/27/23	55,000	54,839
		143,096
Consumer cyclicals (0.5%)
AppleCaramel Buyer, LLC bank term loan
FRN (BBA LIBOR USD 3 Month + 4.00%),
4.50%, 10/19/27	74,250	74,258
Cengage Learning, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.75%),
5.75%, 6/29/26	144,638	144,894
Clear Channel Outdoor Holdings, Inc. bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 3.629%, 8/21/26	68,425	67,427
Cornerstone Building Brands, Inc. bank term
loan FRN (BBA LIBOR USD 3 Month + 3.25%),
3.75%, 4/12/28	79,400	79,102
CPG International, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	64,304	64,248
Diamond Sports Group, LLC bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%),
3.353%, 8/24/26	78,200	36,037

	Principal
SENIOR LOANS (1.7%)*c cont.	amount	Value

Consumer cyclicals cont.
Golden Nugget, LLC bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 2.50%),
3.25%, 10/4/23	$71,803	$71,296
iHeartCommunications, Inc. bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%),
3.104%, 5/1/26	8,670	8,606
Robertshaw Holdings Corp. bank term loan
FRN (BBA LIBOR USD 3 Month + 8.00%),
9.00%, 2/28/26	75,000	58,500
Scientific Games International, Inc. bank term
loan FRN Ser. B5, (BBA LIBOR USD 3 Month
+ 2.75%), 2.854%, 8/14/24	58,481	58,234
Terrier Media Buyer, Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 3.50%),
3.604%, 12/17/26	99,089	98,569
Werner Finco LP bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	85,745	85,852
		847,023
Consumer staples (0.2%)
Brand Industrial Services, Inc. bank term
loan FRN (BBA LIBOR USD 3 Month + 4.25%),
5.25%, 6/21/24	158,620	154,897
IRB Holding Corp. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.25%),
4.25%, 12/15/27	34,650	34,617
IRB Holding Corp. bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/25	82,639	82,441
		271,955
Energy (0.1%)
CQP Holdco LP bank term loan FRN (BBA LIBOR
USD 3 Month + 3.75%), 4.25%, 6/4/28	79,600	79,368
Southwestern Energy Co. bank term loan FRN
Ser. B, (CME TERM SOFR 3 Month PLUS CSA
+ 2.50%), 3.00%, 6/8/27	55,000	55,035
		134,403
Financials (—%)
HUB International, Ltd. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.25%),
4.00%, 4/25/25	34,304	34,271
		34,271
Health care (0.3%)
Elanco Animal Health, Inc. bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 1.75%),
1.849%, 2/4/27	52,987	52,242
Enterprise Merger Sub, Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 3.75%),
3.854%, 10/10/25	83,919	67,279
Global Medical Response, Inc. bank term loan
FRN (1 Month US LIBOR + 4.25%), 5.25%, 10/2/25	193,538	192,521
One Call Corp. bank term loan FRN Ser. B,
(1 Month US LIBOR + 5.50%), 6.25%, 4/22/27	109,450	109,382
Ortho-Clinical Diagnostics, Inc. bank term
loan FRN (BBA LIBOR USD 3 Month + 3.25%),
3.081%, 6/30/25	22,039	22,012
Quorum Health Corp. bank term loan FRN (BBA
LIBOR USD 3 Month + 7.00%), 8.00%, 4/29/25	70,953	68,735
		512,171
Technology (0.2%)
Epicor Software Corp. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.25%),
4.00%, 7/30/27	74,063	73,960
Greeneden US Holdings II, LLC bank term
loan FRN (BBA LIBOR USD 3 Month + 4.00%),
4.544%, 12/1/27	74,438	74,655

Putnam VT Diversified Income Fund	21

		Principal
SENIOR LOANS (1.7%)*c cont.		amount	Value

Technology cont.
Polaris Newco, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 4.00%), 4.50%, 6/3/28		$74,813	$74,742
Rocket Software, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 4.25%), 4.75%, 11/28/25		49,750	49,613
UKG, Inc. bank term loan FRN (1 Month US LIBOR
+ 5.25%), 5.75%, 5/3/27		100,000	100,188
			373,158
Transportation (0.1%)
American Airlines, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 4.75%), 5.50%, 4/20/28		45,000	46,551
United Airlines, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.75%),
4.50%, 4/21/28		94,288	94,416
			140,967

Total senior loans (cost $2,898,872)			$2,846,877

		Principal
ASSET-BACKED SECURITIES (0.3%)*		amount	Value

1Sharpe Mortgage Trust 144A FRB Ser. 20-1,
Class NOTE, (BBA LIBOR USD 3 Month + 2.90%),
3.025%, 7/25/24		$495,000	$495,297
Total asset-backed securities (cost $495,000)			$495,297

COMMON STOCKS (0.1%)*		Shares	Value

iHeartMedia, Inc. Class A †		5,164	$108,651
MWO Holdings, LLC (Units) F		98	250
Oasis Petroleum, Inc.		313	39,435
Texas Competitive Electric Holdings Co., LLC/
TCEH Finance, Inc. (Rights)		10,369	13,480
Tribune Media Co. Class 1C		55,356	554
Total common stocks (cost $211,267)			$162,370

		Principal
		amount/
SHORT-TERM INVESTMENTS (27.1%)*		shares	Value

Putnam Short Term Investment Fund
Class P 0.13% L	Shares	27,865,699	$27,865,699
State Street Institutional U.S.
Government Money Market Fund,
Premier Class 0.03% P	Shares	220,000	220,000
U.S. Treasury Bills 0.056%, 5/19/22 ∆ §		$200,000	199,926
U.S. Treasury Bills 0.048%, 3/24/22 # ∆ §		2,400,000	2,399,701
U.S. Treasury Bills 0.044%, 3/3/22 ∆		1,000,000	999,922
U.S. Treasury Bills 0.043%, 2/24/22 # ∆ Φ		2,000,000	1,999,921
U.S. Treasury Bills 0.042%, 2/17/22 ∆		2,000,000	1,999,925
U.S. Treasury Bills 0.042%, 2/3/22 ∆		500,000	499,987
U.S. Treasury Bills 0.041%, 3/17/22 # ∆ § Φ		2,829,000	2,828,683
U.S. Treasury Bills 0.041%, 2/10/22 # ∆		1,900,000	1,899,935
U.S. Treasury Bills 0.039%, 4/21/22 # ∆ § Φ		1,600,000	1,599,646
U.S. Treasury Bills 0.037%, 3/10/22 # ∆ §		1,700,000	1,699,868
Total short-term investments (cost $44,213,447)			$44,213,213
Total investments (cost $266,157,839)			$253,873,800

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar

Key to holding’s abbreviations

bp	Basis Points
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold
or delivered within the United States except pursuant to an
exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2021 through December 31, 2021 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $163,339,953.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $611,966 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $10,212,137 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Φ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $111,986 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,226,644 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

22	Putnam VT Diversified Income Fund

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1). i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $118,691,881 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 12/31/21 (aggregate face value $212,290,325)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	1/19/22	$2,414,035	$2,361,456	$52,579
	Australian Dollar	Sell	1/19/22	2,414,035	2,417,633	3,598
	British Pound	Buy	3/16/22	646,665	636,362	10,303
	Canadian Dollar	Buy	1/19/22	551,556	554,110	(2,554)
	Canadian Dollar	Sell	1/19/22	551,556	544,843	(6,713)
	Euro	Buy	3/16/22	1,565,912	1,561,020	4,892
	Japanese Yen	Buy	2/16/22	2,889,758	2,923,605	(33,847)
	New Zealand Dollar	Buy	1/19/22	2,001,188	2,039,556	(38,368)
	New Zealand Dollar	Sell	1/19/22	2,001,188	2,034,891	33,703
	Norwegian Krone	Sell	3/16/22	2,189	2,149	(40)
	Swedish Krona	Buy	3/16/22	133	131	2
	Swiss Franc	Buy	3/16/22	168,665	167,404	1,261
Barclays Bank PLC
	Australian Dollar	Buy	1/19/22	1,309,788	1,287,199	22,589
	Australian Dollar	Sell	1/19/22	1,309,788	1,311,249	1,461
	British Pound	Buy	3/16/22	49,254	53,753	(4,499)
	Canadian Dollar	Buy	1/19/22	2,731,376	2,712,400	18,976
	Canadian Dollar	Sell	1/19/22	2,731,376	2,782,027	50,651
	Euro	Sell	3/16/22	2,339,519	2,331,742	(7,777)
	Japanese Yen	Buy	2/16/22	1,154,568	1,168,350	(13,782)
	New Zealand Dollar	Buy	1/19/22	798,886	787,118	11,768
	New Zealand Dollar	Sell	1/19/22	798,886	812,391	13,505
	Swedish Krona	Buy	3/16/22	1,517	1,517	—
	Swiss Franc	Buy	3/16/22	988,341	981,294	7,047
Citibank, N.A.
	Australian Dollar	Buy	1/19/22	407,008	401,231	5,777
	Australian Dollar	Sell	1/19/22	407,008	422,365	15,357
	British Pound	Sell	3/16/22	802,276	789,504	(12,772)
	Canadian Dollar	Buy	1/19/22	2,544,652	2,522,169	22,483
	Canadian Dollar	Sell	1/19/22	2,544,652	2,584,150	39,498
	Euro	Sell	3/16/22	827,195	824,409	(2,786)
	Japanese Yen	Buy	2/16/22	1,314,707	1,330,326	(15,619)
	New Zealand Dollar	Buy	1/19/22	1,108,141	1,095,609	12,532
	New Zealand Dollar	Sell	1/19/22	1,108,141	1,124,674	16,533

Putnam VT Diversified Income Fund	23

FORWARD CURRENCY CONTRACTS at 12/31/21 (aggregate face value $212,290,325) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Citibank, N.A. cont.
	Swedish Krona	Sell	3/16/22	$138,026	$138,160	$134
	Swiss Franc	Sell	3/16/22	399,668	396,669	(2,999)
Credit Suisse International
	Australian Dollar	Buy	1/19/22	1,819	1,779	40
	Australian Dollar	Sell	1/19/22	1,819	1,822	3
	British Pound	Sell	3/16/22	587,398	577,960	(9,438)
	Canadian Dollar	Buy	1/19/22	940,578	946,806	(6,228)
	Canadian Dollar	Sell	1/19/22	940,578	945,937	5,359
	Euro	Sell	3/16/22	563,701	561,819	(1,882)
	New Zealand Dollar	Buy	1/19/22	703,697	715,497	(11,800)
	New Zealand Dollar	Sell	1/19/22	703,697	693,199	(10,498)
Goldman Sachs International
	Australian Dollar	Buy	1/19/22	2,635,074	2,625,338	9,736
	Australian Dollar	Sell	1/19/22	2,635,074	2,638,999	3,925
	British Pound	Sell	3/16/22	17,050	11,426	(5,624)
	Canadian Dollar	Buy	1/19/22	4,685,815	4,712,694	(26,879)
	Canadian Dollar	Sell	1/19/22	4,685,815	4,674,732	(11,083)
	Euro	Sell	3/16/22	1,418,488	1,414,022	(4,466)
	Japanese Yen	Buy	2/16/22	411,941	414,616	(2,675)
	New Zealand Dollar	Buy	1/19/22	3,270,531	3,250,362	20,169
	New Zealand Dollar	Sell	1/19/22	3,270,531	3,335,926	65,395
	Norwegian Krone	Sell	3/16/22	135,492	133,034	(2,458)
	Polish Zloty	Buy	3/16/22	213,538	211,748	1,790
	South African Rand	Buy	1/19/22	413,043	443,623	(30,580)
	South African Rand	Sell	1/19/22	413,043	435,728	22,685
	Swedish Krona	Sell	3/16/22	128,260	128,418	158
	Swiss Franc	Buy	3/16/22	1,571,183	1,559,959	11,224
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/19/22	1,200,506	1,174,439	26,067
	Australian Dollar	Sell	1/19/22	1,200,506	1,201,928	1,422
	British Pound	Sell	3/16/22	1,446,641	1,423,624	(23,017)
	Canadian Dollar	Buy	1/19/22	497,167	500,060	(2,893)
	Canadian Dollar	Sell	1/19/22	497,167	491,117	(6,050)
	Euro	Buy	3/16/22	2,442,362	2,434,220	8,142
	Japanese Yen	Buy	2/16/22	2,105,027	2,129,296	(24,269)
	New Zealand Dollar	Buy	1/19/22	932,080	965,871	(33,791)
	New Zealand Dollar	Sell	1/19/22	932,080	924,770	(7,310)
	Swedish Krona	Buy	3/16/22	2,923	2,927	(4)
	Swiss Franc	Buy	3/16/22	12,756	12,663	93
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/19/22	3,068,930	3,073,509	(4,579)
	Australian Dollar	Sell	1/19/22	3,068,930	3,094,918	25,988
	British Pound	Buy	3/16/22	115,829	113,990	1,839
	Canadian Dollar	Buy	1/19/22	1,728,504	1,767,661	(39,157)
	Canadian Dollar	Sell	1/19/22	1,728,504	1,714,797	(13,707)
	Euro	Buy	3/16/22	4,535,832	4,521,206	14,626
	Japanese Yen	Sell	2/16/22	1,597,153	1,616,088	18,935
	New Zealand Dollar	Buy	1/19/22	5,380,396	5,470,303	(89,907)
	New Zealand Dollar	Sell	1/19/22	5,380,396	5,312,909	(67,487)
	Norwegian Krone	Sell	3/16/22	204	198	(6)
	Swedish Krona	Sell	3/16/22	432	429	(3)
	Swiss Franc	Sell	3/16/22	337,657	335,165	(2,492)

24	Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 12/31/21 (aggregate face value $212,290,325) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Morgan Stanley & Co. International PLC
	Australian Dollar	Buy	1/19/22	$946	$110,327	$(109,381)
	British Pound	Sell	3/16/22	717,299	700,447	(16,852)
	Canadian Dollar	Buy	1/19/22	7,036	70,681	(63,645)
	Euro	Buy	3/16/22	901,192	898,367	2,825
	Japanese Yen	Sell	2/16/22	185,092	186,540	1,448
	New Zealand Dollar	Sell	1/19/22	1,556,475	1,558,276	1,801
	Norwegian Krone	Sell	3/16/22	130,650	126,460	(4,190)
	Swedish Krona	Sell	3/16/22	238,062	236,885	(1,177)
	Swiss Franc	Sell	3/16/22	1,300,267	1,293,898	(6,369)
NatWest Markets PLC
	Australian Dollar	Buy	1/19/22	1,481,934	1,482,809	(875)
	Australian Dollar	Sell	1/19/22	1,481,934	1,491,409	9,475
	British Pound	Buy	3/16/22	885,900	870,737	15,163
	Canadian Dollar	Buy	1/19/22	217,002	214,364	2,638
	Canadian Dollar	Sell	1/19/22	217,002	218,255	1,253
	Euro	Sell	3/16/22	3,941,917	3,931,103	(10,814)
	Japanese Yen	Sell	2/16/22	338,586	341,598	3,012
	New Zealand Dollar	Buy	1/19/22	4,010,319	3,984,275	26,044
	New Zealand Dollar	Sell	1/19/22	4,010,319	4,077,584	67,265
	Norwegian Krone	Buy	3/16/22	680	659	21
	Swiss Franc	Buy	3/16/22	436,940	433,825	3,115
State Street Bank and Trust Co.
	Australian Dollar	Sell	1/19/22	1,582,995	1,700,139	117,144
	British Pound	Sell	3/16/22	1,345,426	1,324,633	(20,793)
	Canadian Dollar	Sell	1/19/22	53,519	46,000	(7,519)
	Euro	Sell	3/16/22	9,287,614	9,261,230	(26,384)
	Japanese Yen	Sell	2/16/22	8,617,706	8,721,930	104,224
	New Zealand Dollar	Buy	1/19/22	4,638,485	4,798,250	(159,765)
	New Zealand Dollar	Sell	1/19/22	4,639,307	4,621,686	(17,621)
	Norwegian Krone	Sell	3/16/22	219,238	212,453	(6,785)
	Swedish Krona	Sell	3/16/22	1,473,001	1,473,845	844
	Swiss Franc	Buy	3/16/22	3,059,902	3,038,163	21,739
Toronto-Dominion Bank
	Australian Dollar	Buy	1/19/22	2,394,100	2,407,190	(13,090)
	Australian Dollar	Sell	1/19/22	2,394,100	2,341,576	(52,524)
	British Pound	Sell	3/16/22	281,047	271,176	(9,871)
	Canadian Dollar	Sell	1/19/22	2,340,615	2,415,613	74,998
	Euro	Sell	3/16/22	1,811,049	1,809,727	(1,322)
	Japanese Yen	Buy	2/16/22	845,965	853,419	(7,454)
	New Zealand Dollar	Buy	1/19/22	1,047,674	1,032,282	15,392
	New Zealand Dollar	Sell	1/19/22	1,047,674	1,065,012	17,338
	Norwegian Krone	Sell	3/16/22	277,050	270,179	(6,871)
UBS AG
	Australian Dollar	Buy	1/19/22	2,366,379	2,314,870	51,509
	Australian Dollar	Sell	1/19/22	2,366,379	2,404,611	38,232
	British Pound	Buy	3/16/22	1,403,205	1,380,589	22,616
	Canadian Dollar	Buy	1/19/22	2,679,754	2,684,033	(4,279)
	Canadian Dollar	Sell	1/19/22	2,679,754	2,729,625	49,871
	Euro	Buy	3/16/22	4,152,164	4,138,756	13,408
	Japanese Yen	Buy	2/16/22	6,669,487	6,746,298	(76,811)
	New Zealand Dollar	Buy	1/19/22	2,563,544	2,645,284	(81,740)
	New Zealand Dollar	Sell	1/19/22	2,563,544	2,597,581	34,037

Putnam VT Diversified Income Fund	25

FORWARD CURRENCY CONTRACTS at 12/31/21 (aggregate face value $212,290,325) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
UBS AG cont.
	Norwegian Krone	Buy	3/16/22	$2,211	$2,162	$49
	Swedish Krona	Buy	3/16/22	2,325	2,310	15
	Swiss Franc	Buy	3/16/22	399,339	396,480	2,859
WestPac Banking Corp.
	British Pound	Buy	3/16/22	222,862	219,312	3,550
	Canadian Dollar	Buy	1/19/22	390,050	392,278	(2,228)
	Canadian Dollar	Sell	1/19/22	390,050	385,300	(4,750)
	Euro	Sell	3/16/22	623,902	621,928	(1,974)
	Japanese Yen	Sell	2/16/22	156,439	158,253	1,814
	New Zealand Dollar	Buy	1/19/22	1,354,258	1,381,864	(27,606)
	New Zealand Dollar	Sell	1/19/22	1,354,259	1,376,791	22,532
Unrealized appreciation						1,308,476
Unrealized (depreciation)						(1,322,729)
Total						$(14,253)

* The exchange currency for all contracts listed is the United States Dollar.

					Unrealized
	Number of	Notional		Expiration	appreciation/
FUTURES CONTRACTS OUTSTANDING at 12/31/21	contracts	amount	Value	date	(depreciation)
U.S. Treasury Note 2 yr (Short)	425	$92,723,047	$92,723,047	Mar-22	$82,324
U.S. Treasury Note Ultra 10 yr (Short)	148	21,672,750	21,672,750	Mar-22	(361,083)
Unrealized appreciation					82,324
Unrealized (depreciation)					(361,083)
Total					$(278,759)

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/21 (premiums $5,324,397)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-BBA/Jan-25	Jan-24/0.985		$15,045,100	$123,671
Citibank, N.A.
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		2,578,300	147,169
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		2,578,300	163,567
2.395/3 month USD-LIBOR-BBA/Nov-33	Nov-23/2.395		16,195,700	290,875
Goldman Sachs International
1.722/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	78,124
(1.722)/6 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	178,293
JPMorgan Chase Bank N.A.
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		$1,407,300	24,037
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		2,242,700	34,560
3.229/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		9,328,700	63,902
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	68,938
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		$2,242,700	110,229
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,407,300	131,892
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	3,059,700	409,447
(3.229)/3 month USD-LIBOR-BBA/Nov-33	Nov-23/3.229		$9,328,700	1,297,715
Morgan Stanley & Co. International PLC
1.6075/3 month USD-LIBOR-BBA/Mar-27	Mar-22/1.6075		5,176,400	18,169
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	21,463
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	22,002
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		2,817,200	44,793
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		2,817,200	89,446
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		1,100,100	130,527
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		1,100,100	133,651

26	Putnam VT Diversified Income Fund

WRITTEN SWAP OPTIONS OUTSTANDING at 12/31/21 (premiums $5,324,397) cont.
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value
Morgan Stanley & Co. International PLC cont.
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		$2,490,200	$532,181
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		2,490,200	634,951
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		2,490,200	641,774
NatWest Markets PLC
0.84/Sterling Overnight Index Average/Sep-23	Sep-22/0.84	GBP	34,143,500	207,043
0.68/Sterling Overnight Index Average/Sep-23	Sep-22/0.68	GBP	34,143,500	262,039
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		$202,900	11,024
1.65/3 month USD-LIBOR-BBA/Jan-32	Jan-22/1.65		6,674,500	38,712
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		405,900	77,632
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		2,990,900	146,494
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		2,990,900	176,016
Total				$6,310,336

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/21
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
2.35/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		$5,511,400	$(716,482)	$434,464
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		17,185,600	(158,537)	199,353
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(235,473)	194,803
2.17/3 month USD-LIBOR-BBA/Apr-34 (Purchased)	Apr-24/2.17		$10,000,600	(483,029)	137,508
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	134,775
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	92,224
(0.305)/3 month USD-LIBOR-BBA/May-23 (Purchased)	May-22/0.305		$20,100,300	(24,120)	85,426
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	73,337
2.29/3 month USD-LIBOR-BBA/Mar-34 (Purchased)	Mar-24/2.29		3,500,200	(172,160)	69,584
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	60,508
(1.76)/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		14,504,300	(93,734)	12,764
1.76/3 month USD-LIBOR-BBA/Jan-29 (Purchased)	Jan-28/1.76		14,504,300	(93,734)	10,588
(1.405)/3 month USD-LIBOR-BBA/Dec-58 (Purchased)	Dec-28/1.405		799,300	(122,593)	967
1.405/3 month USD-LIBOR-BBA/Dec-58 (Purchased)	Dec-28/1.405		799,300	(122,593)	(8,968)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,288,200	(29,145)	(15,471)
1.39/3 month USD-LIBOR-BBA/Dec-26 (Purchased)	Dec-24/1.39		34,881,900	(401,142)	(27,208)
(1.39)/3 month USD-LIBOR-BBA/Dec-26 (Purchased)	Dec-24/1.39		34,881,900	(401,142)	(28,254)
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	(41,178)
(2.2875)/3 month USD-LIBOR-BBA/May-32 (Purchased)	May-22/2.2875		$4,020,100	(52,261)	(41,367)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(117,737)	(54,755)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		$1,442,500	(105,303)	(57,484)
(2.485)/3 month USD-LIBOR-BBA/Oct-54 (Purchased)	Oct-24/2.485		6,315,600	(381,146)	(89,303)
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	(89,602)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	(104,636)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		17,185,600	(158,537)	(153,296)
(2.35)/3 month USD-LIBOR-BBA/Apr-56 (Purchased)	Apr-26/2.35		5,511,400	(716,482)	(316,520)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		1,288,200	(605,680)	(417,634)
2.415/3 month USD-LIBOR-BBA/Oct-33 (Written)	Oct-23/2.415		19,578,400	413,594	87,320
1.7875/3 month USD-LIBOR-BBA/May-32 (Written)	May-22/1.7875		2,010,000	56,280	33,145
(1.115)/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		14,504,300	61,099	16,680
(1.29)/3 month USD-LIBOR-BBA/Mar-34 (Written)	Mar-24/1.29		5,000,300	78,005	(25,152)
(1.085)/3 month USD-LIBOR-BBA/Apr-34 (Written)	Apr-24/1.085		20,001,300	274,518	(44,203)

Putnam VT Diversified Income Fund	27

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/21 cont.
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A. cont.
0.805/3 month USD-LIBOR-BBA/May-23 (Written)	May-22/0.805		$40,200,700	$13,065	$(54,271)
1.115/3 month USD-LIBOR-BBA/Jan-26 (Written)	Jan-25/1.115		14,504,300	61,099	(55,987)
Barclays Bank PLC
2.232/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232		1,909,000	(231,275)	63,551
(2.232)/3 month USD-LIBOR-BBA/Jun-51 (Purchased)	Jun-31/2.232		1,909,000	(231,275)	(51,791)
Citibank, N.A.
(1.529)/3 month USD-LIBOR-BBA/Sep-32 (Purchased)	Sep-22/1.529		18,791,000	(499,469)	95,646
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	60,871
2.427/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		1,498,600	(109,173)	30,077
(1.102)/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		722,200	(22,948)	23,277
1.625/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	13,498
1.90/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		7,582,000	(101,068)	11,980
(1.752)/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752		12,778,300	(416,573)	256
(2.194)/3 month USD-LIBOR-BBA/Sep-52 (Purchased)	Sep-22/2.194		2,417,200	(59,288)	(3,843)
(1.37)/3 month USD-LIBOR-BBA/Mar-32 (Purchased)	Mar-22/1.37		8,189,500	(122,024)	(4,177)
1.37/3 month USD-LIBOR-BBA/Mar-32 (Purchased)	Mar-22/1.37		8,189,500	(122,024)	(8,927)
(1.90)/3 month USD-LIBOR-BBA/Jun-28 (Purchased)	Jun-26/1.90		7,582,000	(101,068)	(14,406)
(1.625)/3 month USD-LIBOR-BBA/Jan-61 (Purchased)	Jan-41/1.625		1,533,900	(226,250)	(16,858)
1.102/3 month USD-LIBOR-BBA/Nov-32 (Purchased)	Nov-22/1.102		722,200	(22,948)	(17,557)
(2.427)/3 month USD-LIBOR-BBA/Jun-41 (Purchased)	Jun-31/2.427		1,498,600	(109,173)	(26,840)
1.752/3 month USD-LIBOR-BBA/Dec-31 (Purchased)	Dec-26/1.752		12,778,300	(416,573)	(29,390)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(65,910)
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	64,480
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	39,097
(1.194)/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		7,582,000	57,472	28,887
(1.177)/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	18,679
1.918/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,846,400	220,829	12,832
(1.918)/3 month USD-LIBOR-BBA/Jan-51 (Written)	Jan-31/1.918		1,846,400	220,829	(10,118)
1.177/3 month USD-LIBOR-BBA/Jul-40 (Written)	Jul-30/1.177		552,800	41,902	(16,556)
1.194/3 month USD-LIBOR-BBA/Jun-25 (Written)	Jun-23/1.194		7,582,000	57,472	(32,678)
1.7075/3 month USD-LIBOR-BBA/Sep-27 (Written)	Sep-22/1.7075		11,602,400	61,493	(48,962)
1.849/3 month USD-LIBOR-BBA/Sep-32 (Written)	Sep-22/1.849		37,582,000	565,211	(90,948)
Goldman Sachs International
(-0.197)/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	10,645,700	(47,297)	63,267
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		$596,900	(75,359)	45,466
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(99,880)	15,412
(1.557)/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.557		3,906,300	(54,298)	(9,688)
-0.197/6 month EUR-EURIBOR-Reuters/Jun-25 (Purchased)	Jun-23/-0.197	EUR	10,645,700	(47,297)	(19,029)
1.557/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.557		$3,906,300	(54,298)	(22,735)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(162,835)	(36,564)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(46,278)
(1.7355)/3 month USD-LIBOR-BBA/Feb-32 (Purchased)	Feb-22/1.7355		8,621,100	(132,473)	(78,797)
1.9555/3 month USD-LIBOR-BBA/Feb-32 (Written)	Feb-22/1.9555		17,242,300	130,352	92,419
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,180,250	178,232	22,870
2.41/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.41		$6,473,300	94,510	(7,509)
(0.26)/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	10,645,700	118,718	(9,090)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	1,180,250	178,232	(12,752)
2.07/3 month USD-LIBOR-BBA/Aug-33 (Written)	Aug-23/2.07		$5,223,200	108,120	(17,759)
0.26/6 month EUR-EURIBOR-Reuters/Jun-28 (Written)	Jun-26/0.26	EUR	10,645,700	118,718	(35,270)

28	Putnam VT Diversified Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/21 cont.
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A.
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	$(416,683)	$380,856
(0.5825)/3 month USD-LIBOR-BBA/Oct-23 (Purchased)	Oct-22/0.5825		82,916,200	(140,958)	377,269
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	186,890
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		$725,000	(112,085)	68,397
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(69,846)	43,285
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	40,870
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	36,962
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$1,078,500	(124,567)	32,560
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	31,486
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	21,815
(1.805)/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805		$3,547,500	(210,367)	3,654
(1.6875)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-22/1.6875		20,705,700	(36,235)	(5,591)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(16,171)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	2,121,400	(131,925)	(17,996)
1.805/3 month USD-LIBOR-BBA/Dec-36 (Purchased)	Dec-26/1.805		$3,547,500	(210,367)	(19,192)
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	628,200	(37,153)	(25,010)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(28,070)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$1,078,500	(124,567)	(34,706)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(77,793)	(56,108)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(125,674)	(63,236)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	(83,169)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	(416,578)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	67,607
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	56,783
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	48,595
2.50/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	1,315,300	47,476	16,134
1.8875/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-22/1.8875		$20,705,700	19,670	2,692
2.0875/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-22/2.0875		20,705,700	10,353	1,035
(2.50)/6 month AUD-BBR-BBSW/Nov-42 (Written)	Nov-22/2.50	AUD	1,315,300	47,476	(26,948)
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		$1,518,600	113,212	(44,829)
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	(52,704)
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	(66,878)
1.0325/3 month USD-LIBOR-BBA/Oct-23 (Written)	Oct-22/1.0325		82,916,200	49,750	(209,778)
0.8075/3 month USD-LIBOR-BBA/Oct-23 (Written)	Oct-22/0.8075		82,916,200	78,770	(295,182)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	238,592
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	54,941
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	(77,300)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(97,002)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	164,802
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	(134,513)
Toronto-Dominion Bank
(1.50)/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		3,515,700	(120,852)	22,149
2.405/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		487,500	(34,003)	10,364
1.937/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		1,406,300	(73,549)	6,539
(1.937)/3 month USD-LIBOR-BBA/Feb-36 (Purchased)	Feb-26/1.937		1,406,300	(73,549)	(4,092)
(2.405)/3 month USD-LIBOR-BBA/Mar-41 (Purchased)	Mar-31/2.405		487,500	(34,003)	(7,361)
1.50/3 month USD-LIBOR-BBA/Feb-33 (Purchased)	Feb-23/1.50		3,515,700	(120,852)	(52,876)
1.775/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		1,267,400	34,537	26,615
2.095/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		607,400	79,873	24,660
(1.775)/3 month USD-LIBOR-BBA/Mar-32 (Written)	Mar-22/1.775		1,267,400	34,537	6,514
(2.095)/3 month USD-LIBOR-BBA/Feb-56 (Written)	Feb-26/2.095		607,400	79,873	(22,723)

Putnam VT Diversified Income Fund	29

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 12/31/21 cont.
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
UBS AG
(0.271)/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	2,251,600	$(117,762)	$70,700
(0.44)/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	44,662
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,388,300	(50,632)	43,634
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		955,300	(53,449)	42,243
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		7,960,900	(53,696)	37,098
(0.45)/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,350,900	(106,268)	34,590
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$3,184,300	(50,471)	28,499
(0.296)/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	20,738
1.87/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		$4,095,900	(190,459)	8,642
1.175/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,344,800	(122,248)	8,573
(0.762)/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	7,272
(1.175)/6 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,344,800	(122,248)	(109)
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	(1,289)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	1,703,900	(90,690)	(1,488)
(1.715)/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$703,100	(63,455)	(8,606)
(1.87)/3 month USD-LIBOR-BBA/Jul-46 (Purchased)	Jul-41/1.87		4,095,900	(190,459)	(11,673)
0.296/6 month EUR-EURIBOR-Reuters/Jan-51 (Purchased)	Jan-31/0.296	EUR	562,900	(85,176)	(16,041)
1.715/3 month USD-LIBOR-BBA/Feb-53 (Purchased)	Feb-23/1.715		$703,100	(63,455)	(17,381)
0.762/6 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	(17,466)
0.45/6 month EUR-EURIBOR-Reuters/Jan-41 (Purchased)	Jan-31/0.45	EUR	1,350,900	(106,268)	(20,840)
0.32/6 month EUR-EURIBOR-Reuters/Sep-52 (Purchased)	Sep-22/0.32	EUR	3,407,900	(207,148)	(21,844)
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		$3,184,300	(50,471)	(22,004)
0.44/6 month EUR-EURIBOR-Reuters/Feb-41 (Purchased)	Feb-31/0.44	EUR	1,688,700	(132,482)	(26,493)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$7,960,900	(53,696)	(27,386)
0.271/6 month EUR-EURIBOR-Reuters/Jan-36 (Purchased)	Jan-26/0.271	EUR	2,251,600	(117,762)	(34,196)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		$955,300	(53,449)	(36,598)
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		2,388,300	(50,632)	(41,556)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		1,910,600	50,774	28,678
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	16,440
(0.16)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.16	EUR	3,407,900	136,324	9,351
(0.00)/6 month EUR-EURIBOR-Reuters/Sep-52 (Written)	Sep-22/0.00	EUR	3,407,900	88,369	2,056
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	(6,976)
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,910,600	50,774	(39,893)
Wells Fargo Bank, N.A.
(1.405)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		4,922,000	(100,778)	38,785
2.16/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,079,900	(103,735)	32,114
(1.3875)/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		3,515,700	(72,160)	29,180
1.96/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		2,902,200	(196,479)	5,514
(1.96)/3 month USD-LIBOR-BBA/Jan-41 (Purchased)	Jan-31/1.96		2,902,200	(196,479)	4,818
1.3875/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.3875		3,515,700	(72,160)	(21,340)
1.405/3 month USD-LIBOR-BBA/Feb-29 (Purchased)	Feb-24/1.405		4,922,000	(100,778)	(27,908)
(2.16)/3 month USD-LIBOR-BBA/Feb-35 (Purchased)	Feb-25/2.16		2,079,900	(103,735)	(31,317)
Unrealized appreciation					4,831,664
Unrealized (depreciation)					(4,650,138)
Total					$181,526

TBA SALE COMMITMENTS OUTSTANDING at 12/31/21
(proceeds receivable $43,090,039)			Principal	Settlement
Agency			amount	date	Value
Uniform Mortgage-Backed Securities, 5.50%, 1/1/52			$2,000,000	1/13/22	$2,163,753
Uniform Mortgage-Backed Securities, 3.50%, 1/1/52			12,000,000	1/13/22	12,637,502
Uniform Mortgage-Backed Securities, 3.00%, 1/1/52			4,000,000	1/13/22	4,145,469

30	Putnam VT Diversified Income Fund

TBA SALE COMMITMENTS OUTSTANDING at 12/31/21
(proceeds receivable $43,090,039) cont.	Principal	Settlement
Agency	amount	date	Value
Uniform Mortgage-Backed Securities, 2.50%, 1/1/52	$9,000,000	1/13/22	$9,189,848
Uniform Mortgage-Backed Securities, 2.00%, 1/1/52	15,000,000	1/13/22	14,963,907
Total			$43,100,479

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/21

			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
	$5,135,000	$18,589 E	$(9,845)	3/16/32	Secured Overnight Financing	1.385% — Annually	$8,744
					Rate — Annually
	30,630,000	18,684 E	(16,405)	3/16/24	Secured Overnight Financing	0.90% — Annually	2,279
					Rate — Annually
	64,602,000	254,532 E	290,423	3/16/27	1.25% — Annually	Secured Overnight Financing	35,891
						Rate — Annually
	12,952,000	65,278 E	(85,664)	3/16/32	Secured Overnight Financing	1.40% — Annually	(20,386)
					Rate — Annually
	1,134,000	38,068 E	(41,555)	3/16/52	Secured Overnight Financing	1.60% — Annually	(3,487)
					Rate — Annually
	8,610,000	6,199	416	12/23/23	0.695% — Annually	Secured Overnight Financing	5,215
						Rate — Annually
	6,867,000	8,927	590	12/23/26	1.085% — Annually	Secured Overnight Financing	7,731
						Rate — Annually
	3,221,000	8,310	389	12/23/31	1.285% — Annually	Secured Overnight Financing	7,700
						Rate — Annually
	1,426,000	5,405	(2,539)	12/23/51	Secured Overnight Financing	1.437% — Annually	(7,447)
					Rate — Annually
	11,649,000	7,921	(1,185)	12/24/23	0.697% — Annually	Secured Overnight Financing	5,055
						Rate — Annually
	2,714,000	2,090	(363)	12/24/26	1.096% — Annually	Secured Overnight Financing	1,094
						Rate — Annually
	5,265,000	13,636	(2,350)	12/24/31	1.285% — Annually	Secured Overnight Financing	9,838
						Rate — Annually
	6,694,000	28,650	(3,618)	12/24/51	1.435% — Annually	Secured Overnight Financing	22,969
						Rate — Annually
	2,606,000	10,606	(35)	12/30/31	1.27% — Annually	Secured Overnight Financing	10,392
						Rate — Annually
	980,000	1,695	(13)	12/31/31	1.331% — Annually	Secured Overnight Financing	(1,745)
						Rate — Annually
	8,175,400	13,244 E	(108)	1/7/32	Secured Overnight Financing	1.333% — Annually	13,136
					Rate — Annually
	3,035,000	54,053	(495)	12/31/51	1.525% — Annually	Secured Overnight Financing	(54,672)
						Rate — Annually
	1,201,000	1,309	(159)	12/31/26	Secured Overnight Financing	1.135% — Annually	1,188
					Rate — Annually
	1,051,000	4,215	801	12/31/31	Secured Overnight Financing	1.355% — Annually	5,055
					Rate — Annually
	3,535,000	3,429	(29)	1/3/27	1.135% — Annually	Secured Overnight Financing	(3,458)
						Rate — Annually
AUD	53,800	2,189 E	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-BBSW —	2,189
						Semiannually
AUD	181,000	9,929 E	(2)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-BBSW —	9,927
						Semiannually
AUD	67,200	3,978 E	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-BBSW —	3,977
						Semiannually
AUD	104,900	5,603 E	(1)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-BBSW —	5,601
						Semiannually
AUD	391,500	27,131 E	(5)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-BBSW —	27,126
						Semiannually
AUD	25,100	2,374 E	(1)	7/2/45	1.441% — Semiannually	6 month AUD-BBR-BBSW —	2,373
						Semiannually
AUD	1,200,000	6,068	(13)	4/6/31	6 month AUD-BBR-BBSW —	1.87% — Semiannually	(2,371)
					Semiannually

Putnam VT Diversified Income Fund	31

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/21 cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
AUD	275,000	$108 E	$(298)	3/16/32	6 month AUD-BBR-BBSW —	2.04% — Semiannually	$(190)
					Semiannually
CAD	2,432,000	12,978 E	6,596	3/16/32	3 month CAD-BA-CDOR —	2.08% — Semiannually	19,574
					Semiannually
CHF	2,882,000	59,019 E	4,994	3/16/32	0.07% plus Swiss Average Rate	—	(54,024)
					Overnight — Annually
EUR	347,600	108,311 E	(13)	11/29/58	1.484% — Annually	6 month EUR-EURIBOR-	(108,324)
						REUTERS — Semiannually
EUR	472,900	124,283	(18)	2/19/50	6 month EUR-EURIBOR-	1.354% — Annually	131,887
					REUTERS — Semiannually
EUR	522,000	123,578	(20)	3/11/50	1.267% — Annually	6 month EUR-EURIBOR-	(130,825)
						REUTERS — Semiannually
EUR	528,600	116,180	(20)	3/12/50	1.2115% — Annually	6 month EUR-EURIBOR-	(123,219)
						REUTERS — Semiannually
EUR	653,200	124,059	(26)	3/26/50	1.113% — Annually	6 month EUR-EURIBOR-	(131,669)
						REUTERS — Semiannually
EUR	636,800	170,070 E	(24)	11/29/58	6 month EUR-EURIBOR-	1.343% — Annually	170,046
					REUTERS — Semiannually
EUR	679,000	115,423	(26)	2/19/50	1.051% — Annually	6 month EUR-EURIBOR-	(124,290)
						REUTERS — Semiannually
EUR	503,000	87,125 E	(19)	6/7/54	1.054% — Annually	6 month EUR-EURIBOR-	(87,145)
						REUTERS — Semiannually
EUR	458,800	57,265	(18)	2/19/50	0.9035% — Annually	6 month EUR-EURIBOR-	(62,565)
						REUTERS — Semiannually
EUR	307,000	28,587	(12)	2/21/50	0.80% — Annually	6 month EUR-EURIBOR-	(31,766)
						REUTERS — Semiannually
EUR	1,018,300	8,660 E	(39)	8/8/54	0.49% — Annually	6 month EUR-EURIBOR-	8,622
						REUTERS — Semiannually
EUR	614,700	61,201 E	(23)	6/6/54	6 month EUR-EURIBOR-	0.207% — Annually	(61,224)
					REUTERS — Semiannually
EUR	864,500	69,664	(33)	2/19/50	0.233% — Annually	6 month EUR-EURIBOR-	65,601
						REUTERS — Semiannually
EUR	3,365,700	102,004	(127)	2/19/50	6 month EUR-EURIBOR-	0.595% — Annually	130,019
					REUTERS — Semiannually
EUR	401,600	49,357 E	(15)	3/4/54	0.134% — Annually	6 month EUR-EURIBOR-	49,342
						REUTERS — Semiannually
EUR	189,700	45,426 E	(7)	3/13/54	—	0.2275% plus 6 month	45,418
						EUR-EURIBOR-REUTERS —
						Semiannually
EUR	1,164,500	70,346 E	(25)	5/13/40	6 month EUR-EURIBOR-	0.276% — Annually	(70,371)
					REUTERS — Semiannually
EUR	550,400	30,849 E	(12)	6/24/40	0.315% — Annually	6 month EUR-EURIBOR-	30,837
						REUTERS — Semiannually
EUR	766,600	43,106 E	(18)	1/16/40	0.315% — Annually	6 month EUR-EURIBOR-	43,089
						REUTERS — Semiannually
EUR	262,300	14,672 E	(6)	3/28/40	0.3175% — Annually	6 month EUR-EURIBOR-	14,666
						REUTERS — Semiannually
EUR	746,600	7,727	(30)	5/21/51	6 month EUR-EURIBOR-	0.516% — Annually	10,951
					REUTERS — Semiannually
EUR	730,000	8,170	(13)	6/14/31	0.171% — Annually	6 month EUR-EURIBOR-	7,138
						REUTERS — Semiannually
EUR	683,800	15,741	(12)	7/15/31	0.0675% — Annually	6 month EUR-EURIBOR-	13,562
						REUTERS — Semiannually
EUR	255,600	10,115 E	(10)	9/14/52	6 month EUR-EURIBOR-	0.374% — Annually	(10,125)
					REUTERS — Semiannually
EUR	3,229,000	67,422 E	3,230	3/16/32	6 month EUR-EURIBOR-	0.15% — Annually	(64,191)
					REUTERS — Semiannually
GBP	477,400	11,386	(9)	5/19/31	Sterling	0.754% — Annually	(5,603)
					Overnight Index Average —
					Annually

32	Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/21 cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
GBP	13,657,400	$23,477 E	$(70)	9/15/23	1.065% — Annually	Sterling	$23,407
						Overnight Index Average —
						Annually
GBP	944,000	13,608 E	8,331	3/16/32	0.85% — Annually	Sterling	21,938
						Overnight Index Average —
						Annually
JPY	39,192,500	27,220 E	(11)	8/29/43	0.8084% — Semiannually	Bank of Japan Unsecured	(27,231)
						Overnight Call Rate Expected
						Index — Semiannually
JPY	49,066,800	12,238 E	(14)	8/29/43	0.2529% — Semiannually	Bank of Japan Unsecured	12,224
						Overnight Call Rate Expected
						Index — Semiannually
JPY	81,219,900	261	(10)	2/25/31	0.0619% — Semiannually	Bank of Japan Unsecured	(301)
						Overnight Call Rate Expected
						Index — Semiannually
JPY	81,219,900	35	(1)	2/25/22	6 month JPY-LIBOR-BBA —	Bank of Japan Unsecured	58
					Semiannually	Overnight Call Rate Expected
						Index — Semiannually
JPY	96,594,500	9,363 E	(27)	8/29/43	Bank of Japan Unsecured	0.343% — Annually	(9,390)
					Overnight Call Rate Expected
					Index — Annually
NOK	21,957,000	51,162 E	(5,666)	3/16/32	1.695% — Annually	6 month NOK-NIBOR-NIBR —	45,496
						Semiannually
NZD	3,423,000	18,919 E	(8,773)	3/16/32	2.590% — Semiannually	3 month NZD-BBR-FRA —	10,147
						Quarterly
SEK	8,014,000	12,798 E	630	3/16/32	0.850% — Annually	3 month SEK-STIBOR-SIDE —	13,423
						Quarterly
Total			$136,568				$(141,094)

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Morgan Stanley & Co. International PLC
$878,944	$847,422	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC,	$(22,387)
					3.80%, Series 2020–01,
					9/22/25 – Annually
854,414	831,851	—	7/17/24	3.825% (3 month USD-	Pera Funding DAC, 3.825%,	(23,768)
				LIBOR-BBA minus	Series 2019–01, 7/10/24 —
				0.12%) — Quarterly	Quarterly
Upfront premium received		—		Unrealized appreciation		—
Upfront premium (paid)		—		Unrealized (depreciation)		(46,155)
Total		$—		Total		$(46,155)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/21
		Upfront		Payments	Total return	Unrealized
		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
$13,811,000	$537,248	$(251)	1/15/32	2.78% — At maturity	USA Non-revised Consumer	$(537,499)
					Price Index-Urban (CPI-U) —
					At maturity
Total		$(251)				$(537,499)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/21
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	B+/P	$5,468	$79,928	$22,364	5/11/63	300 bp — Monthly	$(16,849)
CMBX NA BBB–.6 Index	B+/P	10,546	174,842	48,921	5/11/63	300 bp — Monthly	(38,273)

Putnam VT Diversified Income Fund	33

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/21 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A. cont.
CMBX NA BBB–.6 Index	B+/P	$21,545	$348,685	$97,562	5/11/63	300 bp — Monthly	$(75,813)
CMBX NA BBB–.6 Index	B+/P	20,577	360,674	100,917	5/11/63	300 bp — Monthly	(80,129)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	BBB+/P	5,899	39,000	3,818	5/11/63	200 bp — Monthly	2,096
CMBX NA A.6 Index	BBB+/P	4,583	39,000	3,818	5/11/63	200 bp — Monthly	780
CMBX NA A.6 Index	BBB+/P	5,202	41,000	4,014	5/11/63	200 bp — Monthly	1,204
CMBX NA A.6 Index	BBB+/P	6,484	42,000	4,112	5/11/63	200 bp — Monthly	2,388
CMBX NA A.6 Index	BBB+/P	14,740	88,000	8,615	5/11/63	200 bp — Monthly	6,159
CMBX NA A.6 Index	BBB+/P	26,268	158,000	15,468	5/11/63	200 bp — Monthly	10,861
CMBX NA A.6 Index	BBB+/P	38,559	218,000	21,342	5/11/63	200 bp — Monthly	17,301
CMBX NA BB.11 Index	BB–/P	57,630	102,000	9,333	11/18/54	500 bp — Monthly	48,396
CMBX NA BB.13 Index	BB–/P	7,267	77,000	7,846	12/16/72	500 bp — Monthly	(505)
CMBX NA BB.13 Index	BB–/P	10,661	117,000	11,922	12/16/72	500 bp — Monthly	(1,148)
CMBX NA BB.13 Index	BB–/P	32,549	357,000	36,378	12/16/72	500 bp — Monthly	(3,482)
CMBX NA BB.6 Index	B-/P	165,112	1,104,960	486,956	5/11/63	500 bp — Monthly	(320,767)
CMBX NA BB.7 Index	B/P	46,032	902,000	304,064	1/17/47	500 bp — Monthly	(257,155)
CMBX NA BB.9 Index	B/P	2,240	11,000	2,540	9/17/58	500 bp — Monthly	(290)
CMBX NA BB.9 Index	B/P	15,521	76,000	17,548	9/17/58	500 bp — Monthly	(1,954)
CMBX NA BBB–.10 Index	BB+/P	12,109	111,000	9,923	11/17/59	300 bp — Monthly	2,251
CMBX NA BBB–.11 Index	BBB–/P	689	11,000	519	11/18/54	300 bp — Monthly	176
CMBX NA BBB–.12 Index	BBB–/P	1,460	35,000	1,806	8/17/61	300 bp — Monthly	(326)
CMBX NA BBB–.12 Index	BBB–/P	4,715	80,000	4,128	8/17/61	300 bp — Monthly	633
CMBX NA BBB–.12 Index	BBB–/P	41,215	260,000	13,416	8/17/61	300 bp — Monthly	27,951
CMBX NA BBB–.14 Index	BBB–/P	312	10,000	469	12/16/72	300 bp — Monthly	(152)
CMBX NA BBB–.14 Index	BBB–/P	813	25,000	1,173	12/16/72	300 bp — Monthly	(345)
CMBX NA BBB–.14 Index	BBB–/P	2,411	57,000	2,673	12/16/72	300 bp — Monthly	(229)
CMBX NA BBB–.14 Index	BBB–/P	4,750	95,000	4,456	12/16/72	300 bp — Monthly	350
CMBX NA BBB–.14 Index	BBB–/P	6,793	149,000	6,988	12/16/72	300 bp — Monthly	(108)
CMBX NA BBB–.14 Index	BBB–/P	5,489	168,000	7,879	12/16/72	300 bp — Monthly	(2,292)
CMBX NA BBB–.14 Index	BBB–/P	5,586	182,000	8,536	12/16/72	300 bp — Monthly	(2,844)
CMBX NA BBB–.6 Index	B+/P	3,825	57,948	16,214	5/11/63	300 bp — Monthly	(12,355)
CMBX NA BBB–.6 Index	B+/P	16,675	57,948	16,214	5/11/63	300 bp — Monthly	495
CMBX NA BBB–.6 Index	B+/P	16,675	57,948	16,214	5/11/63	300 bp — Monthly	495
CMBX NA BBB–.6 Index	B+/P	4,145	62,943	17,612	5/11/63	300 bp — Monthly	(13,430)
CMBX NA BBB–.6 Index	B+/P	34,148	115,895	32,428	5/11/63	300 bp — Monthly	1,788
CMBX NA BBB–.6 Index	B+/P	10,756	157,857	44,169	5/11/63	300 bp — Monthly	(33,320)
CMBX NA BBB–.6 Index	B+/P	195,049	3,060,237	856,254	5/11/63	300 bp — Monthly	(659,419)
Credit Suisse International
CMBX NA BB.7 Index	B/P	22,204	166,000	55,959	1/17/47	500 bp — Monthly	(33,593)
CMBX NA BBB–.6 Index	B+/P	8,950	80,927	22,643	5/11/63	300 bp — Monthly	(13,646)
CMBX NA BBB–.6 Index	B+/P	19,778	178,839	50,039	5/11/63	300 bp — Monthly	(30,156)
CMBX NA BBB–.6 Index	B+/P	641,200	6,817,844	1,907,633	5/11/63	300 bp — Monthly	(1,262,452)
CMBX NA BBB–.7 Index	BB–/P	13,231	179,000	35,943	1/17/47	300 bp — Monthly	(22,608)
CMBX NA BBB–.7 Index	BB–/P	34,676	528,000	106,022	1/17/47	300 bp — Monthly	(71,038)
Goldman Sachs International
CMBX NA BBB–.6 Index	B+/P	13,478	86,922	24,321	5/11/63	300 bp — Monthly	(10,792)
CMBX NA BB.9 Index	B/P	21,836	54,000	12,469	9/17/58	500 bp — Monthly	9,420
CMBX NA BBB–.11 Index	BBB–/P	64	1,000	47	11/18/54	300 bp — Monthly	17
CMBX NA BBB–.13 Index	BBB–/P	105	1,000	52	12/16/72	300 bp — Monthly	54
CMBX NA BBB–.13 Index	BBB–/P	677	4,000	207	12/16/72	300 bp — Monthly	473
CMBX NA BBB–.13 Index	BBB–/P	1,425	9,000	465	12/16/72	300 bp — Monthly	965
CMBX NA BBB–.13 Index	BBB–/P	754	12,000	620	12/16/72	300 bp — Monthly	141
CMBX NA BBB–.13 Index	BBB–/P	1,013	17,000	879	12/16/72	300 bp — Monthly	144

34	Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/21 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.13 Index	BBB–/P	$1,315	$18,000	$931	12/16/72	300 bp — Monthly	$395
CMBX NA BBB–.13 Index	BBB–/P	4,545	29,000	1,499	12/16/72	300 bp — Monthly	3,062
CMBX NA BBB–.13 Index	BBB–/P	2,780	47,000	2,430	12/16/72	300 bp — Monthly	377
CMBX NA BBB–.13 Index	BBB–/P	3,129	68,000	3,516	12/16/72	300 bp — Monthly	(347)
CMBX NA BBB–.13 Index	BBB–/P	4,435	69,000	3,567	12/16/72	300 bp — Monthly	908
CMBX NA BBB–.14 Index	BBB–/P	288	10,000	469	12/16/72	300 bp — Monthly	(175)
CMBX NA BBB–.14 Index	BBB–/P	489	11,000	516	12/16/72	300 bp — Monthly	(21)
CMBX NA BBB–.14 Index	BBB–/P	1,056	23,000	1,079	12/16/72	300 bp — Monthly	(9)
CMBX NA BBB–.6 Index	B+/P	420	4,995	1,398	5/11/63	300 bp — Monthly	(975)
CMBX NA BBB–.6 Index	B+/P	1,607	11,989	3,355	5/11/63	300 bp — Monthly	(1,741)
CMBX NA BBB–.6 Index	B+/P	1,597	11,989	3,355	5/11/63	300 bp — Monthly	(1,751)
CMBX NA BBB–.6 Index	B+/P	1,947	21,980	6,150	5/11/63	300 bp — Monthly	(4,190)
CMBX NA BBB–.6 Index	B+/P	3,254	27,975	7,827	5/11/63	300 bp — Monthly	(4,557)
CMBX NA BBB–.6 Index	B+/P	2,849	35,968	10,064	5/11/63	300 bp — Monthly	(7,194)
CMBX NA BBB–.6 Index	B+/P	4,016	39,964	11,182	5/11/63	300 bp — Monthly	(7,143)
CMBX NA BBB–.6 Index	B+/P	4,842	43,960	12,300	5/11/63	300 bp — Monthly	(7,432)
CMBX NA BBB–.6 Index	B+/P	6,209	58,947	16,493	5/11/63	300 bp — Monthly	(10,250)
CMBX NA BBB–.6 Index	B+/P	5,920	58,947	16,493	5/11/63	300 bp — Monthly	(10,539)
CMBX NA BBB–.6 Index	B+/P	6,856	61,944	17,332	5/11/63	300 bp — Monthly	(10,440)
CMBX NA BBB–.6 Index	B+/P	5,978	68,938	19,289	5/11/63	300 bp — Monthly	(13,270)
CMBX NA BBB–.6 Index	B+/P	4,769	69,937	19,568	5/11/63	300 bp — Monthly	(14,759)
CMBX NA BBB–.6 Index	B+/P	8,842	78,929	22,084	5/11/63	300 bp — Monthly	(13,196)
CMBX NA BBB–.6 Index	B+/P	4,144	84,923	23,762	5/11/63	300 bp — Monthly	(19,568)
CMBX NA BBB–.6 Index	B+/P	11,801	84,923	23,762	5/11/63	300 bp — Monthly	(11,911)
CMBX NA BBB–.6 Index	B+/P	8,117	93,915	26,277	5/11/63	300 bp — Monthly	(18,106)
CMBX NA BBB–.6 Index	B+/P	26,280	95,913	26,837	5/11/63	300 bp — Monthly	(501)
CMBX NA BBB–.6 Index	B+/P	13,886	101,908	28,514	5/11/63	300 bp — Monthly	(14,568)
CMBX NA BBB–.6 Index	B+/P	8,608	101,908	28,514	5/11/63	300 bp — Monthly	(19,847)
CMBX NA BBB–.6 Index	B+/P	5,606	110,900	31,030	5/11/63	300 bp — Monthly	(25,359)
CMBX NA BBB–.6 Index	B+/P	16,916	112,898	31,589	5/11/63	300 bp — Monthly	(14,607)
CMBX NA BBB–.6 Index	B+/P	16,910	114,896	32,148	5/11/63	300 bp — Monthly	(15,171)
CMBX NA BBB–.6 Index	B+/P	13,259	118,893	33,266	5/11/63	300 bp — Monthly	(19,937)
CMBX NA BBB–.6 Index	B+/P	13,360	122,889	34,384	5/11/63	300 bp — Monthly	(20,952)
CMBX NA BBB–.6 Index	B+/P	13,309	122,889	34,384	5/11/63	300 bp — Monthly	(21,004)
CMBX NA BBB–.6 Index	B+/P	10,717	126,885	35,503	5/11/63	300 bp — Monthly	(24,711)
CMBX NA BBB–.6 Index	B+/P	10,857	130,882	36,621	5/11/63	300 bp — Monthly	(25,688)
CMBX NA BBB–.6 Index	B+/P	15,957	142,871	39,975	5/11/63	300 bp — Monthly	(23,935)
CMBX NA BBB–.6 Index	B+/P	15,957	142,871	39,975	5/11/63	300 bp — Monthly	(23,935)
CMBX NA BBB–.6 Index	B+/P	17,887	159,856	44,728	5/11/63	300 bp — Monthly	(26,747)
CMBX NA BBB–.6 Index	B+/P	8,601	165,850	46,405	5/11/63	300 bp — Monthly	(37,707)
CMBX NA BBB–.6 Index	B+/P	18,520	167,848	46,964	5/11/63	300 bp — Monthly	(28,346)
CMBX NA BBB–.6 Index	B+/P	25,922	171,845	48,082	5/11/63	300 bp — Monthly	(22,060)
CMBX NA BBB–.6 Index	B+/P	9,024	172,844	48,362	5/11/63	300 bp — Monthly	(39,237)
CMBX NA BBB–.6 Index	B+/P	47,281	177,839	49,759	5/11/63	300 bp — Monthly	(2,374)
CMBX NA BBB–.6 Index	B+/P	23,498	192,826	53,953	5/11/63	300 bp — Monthly	(30,342)
CMBX NA BBB–.6 Index	B+/P	10,604	206,813	57,866	5/11/63	300 bp — Monthly	(47,141)
CMBX NA BBB–.6 Index	B+/P	31,126	221,800	62,060	5/11/63	300 bp — Monthly	(30,804)
CMBX NA BBB–.6 Index	B+/P	32,901	314,716	88,058	5/11/63	300 bp — Monthly	(54,972)
CMBX NA BBB–.7 Index	BB–/P	151,525	2,050,000	411,640	1/17/47	300 bp — Monthly	(258,919)
JPMorgan Securities LLC
CMBX NA BB.10 Index	B+/P	8,906	111,000	30,581	5/11/63	500 bp — Monthly	(21,566)
CMBX NA BB.6 Index	B-/P	289,832	540,480	238,190	5/11/63	500 bp — Monthly	52,169
CMBX NA BBB–.11 Index	BBB–/P	2,965	54,000	2,549	11/18/54	300 bp — Monthly	447

Putnam VT Diversified Income Fund	35

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/21 cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BBB–.13 Index	BBB–/P	$1,468	$16,000	$827	12/16/72	300 bp — Monthly	$650
CMBX NA BBB–.13 Index	BBB–/P	4,189	23,000	1,189	12/16/72	300 bp — Monthly	3,013
CMBX NA BBB–.6 Index	B+/P	2,014,125	6,294,317	1,761,150	5/11/63	300 bp — Monthly	256,650
Merrill Lynch International
CMBX NA BB.6 Index	B-/P	5,703	48,960	21,577	5/11/63	500 bp — Monthly	(15,826)
CMBX NA BBB–.6 Index	B+/P	295,854	1,097,010	306,943	5/11/63	300 bp — Monthly	(10,449)
Morgan Stanley & Co. International PLC
CMBX NA BB.13 Index	BB–/P	820	9,000	917	12/16/72	500 bp — Monthly	(88)
CMBX NA BB.13 Index	BB–/P	837	9,000	917	12/16/72	500 bp — Monthly	(71)
CMBX NA BB.13 Index	BB–/P	6,096	66,000	6,725	12/16/72	500 bp — Monthly	(565)
CMBX NA BB.13 Index	BB–/P	15,517	169,000	17,221	12/16/72	500 bp — Monthly	(1,540)
CMBX NA BB.6 Index	B-/P	7,658	60,480	26,654	5/11/63	500 bp — Monthly	(18,936)
CMBX NA BB.6 Index	B-/P	21,684	84,480	37,230	5/11/63	500 bp — Monthly	(15,464)
CMBX NA BB.6 Index	B-/P	76,812	173,760	76,576	5/11/63	500 bp — Monthly	405
CMBX NA BB.6 Index	B-/P	105,000	240,000	105,768	5/11/63	500 bp — Monthly	(534)
CMBX NA BB.9 Index	B/P	1,602	4,000	924	9/17/58	500 bp — Monthly	683
CMBX NA BBB–.12 Index	BBB–/P	1,945	33,000	1,703	8/17/61	300 bp — Monthly	261
CMBX NA BBB–.12 Index	BBB–/P	5,925	138,000	7,121	8/17/61	300 bp — Monthly	(1,115)
CMBX NA BBB–.13 Index	BBB–/P	328	5,000	259	12/16/72	300 bp — Monthly	72
CMBX NA BBB–.13 Index	BBB–/P	769	13,000	672	12/16/72	300 bp — Monthly	104
CMBX NA BBB–.13 Index	BBB–/P	2,388	26,000	1,344	12/16/72	300 bp — Monthly	1,059
CMBX NA BBB–.6 Index	B+/P	7,485	113,897	31,868	5/11/63	300 bp — Monthly	(24,317)
CMBX NA BBB–.6 Index	B+/P	7,592	114,896	32,148	5/11/63	300 bp — Monthly	(24,489)
CMBX NA BBB–.6 Index	B+/P	37,321	140,873	39,416	5/11/63	300 bp — Monthly	(2,013)
CMBX NA BBB–.6 Index	B+/P	51,046	193,825	54,232	5/11/63	300 bp — Monthly	(3,073)
CMBX NA BBB–.6 Index	B+/P	120,750	349,684	97,842	5/11/63	300 bp — Monthly	23,113
CMBX NA BBB–.6 Index	B+/P	270,129	4,073,822	1,139,855	5/11/63	300 bp — Monthly	(867,849)
Upfront premium received		5,668,351		Unrealized appreciation			477,906
Upfront premium (paid)		—		Unrealized (depreciation)			(4,959,803)
Total		$5,668,351		Total			$(4,481,897)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at December 31, 2021. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/21

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(67,991)	$282,000	$77,691	11/17/59	(500 bp) — Monthly	$9,426
CMBX NA BB.10 Index	(39,270)	154,000	42,427	11/17/59	(500 bp) — Monthly	3,007
CMBX NA BB.10 Index	(10,541)	101,000	27,826	11/17/59	(500 bp) — Monthly	17,187
CMBX NA BB.10 Index	(9,210)	84,000	23,142	11/17/59	(500 bp) — Monthly	13,850
CMBX NA BB.11 Index	(5,960)	46,000	4,209	11/18/54	(500 bp) — Monthly	(1,795)
CMBX NA BB.11 Index	(2,075)	40,000	3,660	11/18/54	(500 bp) — Monthly	1,546
CMBX NA BB.11 Index	(1,508)	16,000	1,464	11/18/54	(500 bp) — Monthly	(60)
CMBX NA BB.8 Index	(27,220)	76,339	28,894	10/17/57	(500 bp) — Monthly	1,600
CMBX NA BB.8 Index	(6,208)	48,316	18,287	10/17/57	(500 bp) — Monthly	12,032
CMBX NA BB.9 Index	(1,854)	46,000	10,621	9/17/58	(500 bp) — Monthly	8,722
CMBX NA BB.9 Index	(2,271)	22,000	5,080	9/17/58	(500 bp) — Monthly	2,788
CMBX NA BB.9 Index	(774)	12,000	2,771	9/17/58	(500 bp) — Monthly	1,985

36	Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/21 cont.

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.9 Index	$(353)	$9,000	$2,078	9/17/58	(500 bp) — Monthly	$1,716
CMBX NA BB.9 Index	(109)	3,000	693	9/17/58	(500 bp) — Monthly	581
CMBX NA BBB–.10 Index	(61,553)	358,000	32,005	11/17/59	(300 bp) — Monthly	(29,757)
CMBX NA BBB–.10 Index	(28,552)	123,000	10,996	11/17/59	(300 bp) — Monthly	(17,628)
CMBX NA BBB–.10 Index	(14,314)	117,000	10,460	11/17/59	(300 bp) — Monthly	(3,922)
CMBX NA BBB–.10 Index	(21,710)	91,000	8,135	11/17/59	(300 bp) — Monthly	(13,628)
CMBX NA BBB–.10 Index	(12,443)	57,000	5,096	11/17/59	(300 bp) — Monthly	(7,380)
CMBX NA BBB–.10 Index	(11,535)	53,000	4,738	11/17/59	(300 bp) — Monthly	(6,827)
CMBX NA BBB–.10 Index	(5,991)	47,000	4,202	11/17/59	(300 bp) — Monthly	(1,817)
CMBX NA BBB–.10 Index	(3,569)	28,000	2,503	11/17/59	(300 bp) — Monthly	(1,082)
CMBX NA BBB–.10 Index	(3,428)	27,000	2,414	11/17/59	(300 bp) — Monthly	(1,030)
CMBX NA BBB–.11 Index	(320)	1,000	47	11/18/54	(300 bp) — Monthly	(273)
CMBX NA BBB–.12 Index	(60,146)	180,000	9,288	8/17/61	(300 bp) — Monthly	(50,963)
CMBX NA BBB–.12 Index	(54,225)	156,000	8,050	8/17/61	(300 bp) — Monthly	(46,266)
CMBX NA BBB–.12 Index	(29,175)	83,000	4,283	8/17/61	(300 bp) — Monthly	(24,941)
CMBX NA BBB–.12 Index	(4,819)	70,000	3,612	8/17/61	(300 bp) — Monthly	(1,248)
CMBX NA BBB–.12 Index	(334)	1,000	52	8/17/61	(300 bp) — Monthly	(283)
CMBX NA BBB–.13 Index	(2,924)	50,000	2,585	12/16/72	(300 bp) — Monthly	(368)
CMBX NA BBB–.13 Index	(2,273)	30,000	1,551	12/16/72	(300 bp) — Monthly	(740)
CMBX NA BBB–.13 Index	(1,273)	25,000	1,293	12/16/72	(300 bp) — Monthly	5
CMBX NA BBB–.13 Index	(1,261)	25,000	1,293	12/16/72	(300 bp) — Monthly	17
CMBX NA BBB–.13 Index	(986)	18,000	931	12/16/72	(300 bp) — Monthly	(65)
CMBX NA BBB–.8 Index	(18,725)	118,000	16,060	10/17/57	(300 bp) — Monthly	(2,735)
CMBX NA BBB–.8 Index	(18,652)	118,000	16,060	10/17/57	(300 bp) — Monthly	(2,661)
CMBX NA BBB–.8 Index	(13,845)	104,000	14,154	10/17/57	(300 bp) — Monthly	249
CMBX NA BBB–.8 Index	(12,500)	80,000	10,888	10/17/57	(300 bp) — Monthly	(1,659)
CMBX NA BBB–.8 Index	(7,586)	53,000	7,213	10/17/57	(300 bp) — Monthly	(403)
CMBX NA BBB–.8 Index	(1,722)	11,000	1,497	10/17/57	(300 bp) — Monthly	(231)
CMBX NA BBB–.9 Index	(4,259)	18,000	1,692	9/17/58	(300 bp) — Monthly	(2,577)
Credit Suisse International
CMBX NA BB.10 Index	(28,019)	210,000	57,855	11/17/59	(500 bp) — Monthly	29,632
CMBX NA BB.10 Index	(24,973)	210,000	57,855	11/17/59	(500 bp) — Monthly	32,678
CMBX NA BB.10 Index	(13,797)	111,000	30,581	11/17/59	(500 bp) — Monthly	16,675
CMBX NA BB.7 Index	(9,602)	522,240	230,151	5/11/63	(500 bp) — Monthly	220,041
CMBX NA BB.7 Index	(46,385)	282,000	95,062	1/17/47	(500 bp) — Monthly	48,403
CMBX NA BB.7 Index	(25,825)	140,000	47,194	1/17/47	(500 bp) — Monthly	21,233
CMBX NA BB.9 Index	(1,804)	18,000	4,156	9/17/58	(500 bp) — Monthly	2,334
Goldman Sachs International
CMBX NA A.6 Index	(6,956)	105,000	10,280	5/11/63	(200 bp) — Monthly	3,282
CMBX NA A.6 Index	(9,028)	92,000	9,007	5/11/63	(200 bp) — Monthly	(56)
CMBX NA A.6 Index	(5,363)	55,000	5,385	5/11/63	(200 bp) — Monthly	1
CMBX NA A.6 Index	(5,004)	51,000	4,993	5/11/63	(200 bp) — Monthly	(31)
CMBX NA A.6 Index	(4,570)	45,000	4,406	5/11/63	(200 bp) — Monthly	(182)
CMBX NA A.6 Index	(3,197)	33,000	3,231	5/11/63	(200 bp) — Monthly	21
CMBX NA A.6 Index	(2,906)	30,000	2,937	5/11/63	(200 bp) — Monthly	19
CMBX NA A.6 Index	(2,906)	30,000	2,937	5/11/63	(200 bp) — Monthly	19
CMBX NA A.6 Index	(2,864)	29,000	2,839	5/11/63	(200 bp) — Monthly	(36)
CMBX NA A.6 Index	(1,467)	15,000	1,469	5/11/63	(200 bp) — Monthly	(5)
CMBX NA A.6 Index	(1,272)	13,000	1,273	5/11/63	(200 bp) — Monthly	(4)
CMBX NA BB.10 Index	(9,276)	41,000	11,296	11/17/59	(500 bp) — Monthly	1,979
CMBX NA BB.6 Index	(29,155)	273,600	120,576	5/11/63	(500 bp) — Monthly	91,154
CMBX NA BB.6 Index	(36,089)	237,120	104,499	5/11/63	(500 bp) — Monthly	68,179
CMBX NA BB.7 Index	(38,548)	228,000	76,859	1/17/47	(500 bp) — Monthly	38,089

Putnam VT Diversified Income Fund	37

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/21 cont.

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BB.7 Index	$(35,390)	$216,000	$72,814	1/17/47	(500 bp) — Monthly	$37,213
CMBX NA BB.7 Index	(26,396)	130,000	43,823	1/17/47	(500 bp) — Monthly	17,300
CMBX NA BB.7 Index	(11,198)	74,000	24,945	1/17/47	(500 bp) — Monthly	13,675
CMBX NA BB.7 Index	(6,572)	36,000	12,136	1/17/47	(500 bp) — Monthly	5,529
CMBX NA BB.8 Index	(57,936)	159,442	60,349	10/17/57	(500 bp) — Monthly	2,258
CMBX NA BB.8 Index	(57,836)	159,442	60,349	10/17/57	(500 bp) — Monthly	2,358
CMBX NA BB.8 Index	(37,795)	101,463	38,404	10/17/57	(500 bp) — Monthly	510
CMBX NA BB.8 Index	(33,006)	93,732	35,478	10/17/57	(500 bp) — Monthly	2,380
CMBX NA BB.8 Index	(1,813)	15,461	5,852	10/17/57	(500 bp) — Monthly	4,024
CMBX NA BB.9 Index	(39)	1,000	231	9/17/58	(500 bp) — Monthly	191
CMBX NA BBB–.10 Index	(4,812)	22,000	1,967	11/17/59	(300 bp) — Monthly	(2,858)
CMBX NA BBB–.12 Index	(11,482)	34,000	1,754	8/17/61	(300 bp) — Monthly	(9,748)
CMBX NA BBB–.12 Index	(4,289)	22,000	1,135	8/17/61	(300 bp) — Monthly	(3,167)
CMBX NA BBB–.13 Index	(6,290)	83,000	4,291	12/16/72	(300 bp) — Monthly	(2,047)
CMBX NA BBB–.6 Index	(41,693)	152,862	42,771	5/11/63	(300 bp) — Monthly	989
CMBX NA BBB–.8 Index	(11,604)	74,000	10,071	10/17/57	(300 bp) — Monthly	(1,576)
CMBX NA BBB–.8 Index	(8,539)	66,000	8,983	10/17/57	(300 bp) — Monthly	405
CMBX NA BBB–.8 Index	(3,086)	20,000	2,722	10/17/57	(300 bp) — Monthly	(376)
JPMorgan Securities LLC
CMBX NA A.6 Index	(5,602)	57,000	5,580	5/11/63	(200 bp) — Monthly	(44)
CMBX NA BB.17 Index	(193,903)	396,000	133,492	1/17/47	(500 bp) — Monthly	(60,797)
CMBX NA BB.8 Index	(27,259)	53,147	20,116	10/17/57	(500 bp) — Monthly	(7,195)
CMBX NA BB.9 Index	(14,826)	30,000	6,927	9/17/58	(500 bp) — Monthly	(7,928)
CMBX NA BBB–.10 Index	(18,029)	64,000	5,722	11/17/59	(300 bp) — Monthly	(12,345)
CMBX NA BBB–.10 Index	(8,576)	52,000	4,649	11/17/59	(300 bp) — Monthly	(3,957)
CMBX NA BBB–.10 Index	(13,109)	44,000	3,934	11/17/59	(300 bp) — Monthly	(9,201)
CMBX NA BBB–.11 Index	(12,258)	39,000	1,841	11/18/54	(300 bp) — Monthly	(10,440)
CMBX NA BBB–.11 Index	(2,829)	9,000	425	11/18/54	(300 bp) — Monthly	(2,409)
CMBX NA BBB–.12 Index	(2,032)	52,000	2,683	8/17/61	(300 bp) — Monthly	621
CMBX NA BBB–.14 Index	(2,987)	49,000	2,298	12/16/72	(300 bp) — Monthly	(717)
CMBX NA BBB–.7 Index	(499,810)	2,129,000	427,503	1/17/47	(300 bp) — Monthly	(73,549)
Merrill Lynch International
CMBX NA BB.10 Index	(11,494)	202,000	55,651	11/17/59	(500 bp) — Monthly	43,961
CMBX NA BBB–.10 Index	(11,267)	52,000	4,649	11/17/59	(300 bp) — Monthly	(6,648)
CMBX NA BBB–.7 Index	(20,241)	247,000	49,598	1/17/47	(300 bp) — Monthly	29,212
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	(5,070)	52,000	5,091	5/11/63	(200 bp) — Monthly	1
CMBX NA A.6 Index	(778)	8,000	783	5/11/63	(200 bp) — Monthly	3
CMBX NA A.6 Index	(97)	1,000	98	5/11/63	(200 bp) — Monthly	1
CMBX NA BB.10 Index	(31,705)	135,000	37,193	11/17/59	(500 bp) — Monthly	5,356
CMBX NA BB.10 Index	(10,593)	101,000	27,826	11/17/59	(500 bp) — Monthly	17,135
CMBX NA BB.7 Index	(32,981)	164,000	55,284	1/17/47	(500 bp) — Monthly	22,144
CMBX NA BB.7 Index	(13,305)	69,000	23,260	1/17/47	(500 bp) — Monthly	9,888
CMBX NA BB.7 Index	(404)	2,000	674	1/17/47	(500 bp) — Monthly	269
CMBX NA BB.8 Index	(28,090)	77,305	29,260	10/17/57	(500 bp) — Monthly	1,095
CMBX NA BB.8 Index	(26,693)	74,406	28,163	10/17/57	(500 bp) — Monthly	1,397
CMBX NA BB.8 Index	(12,697)	34,787	13,167	10/17/57	(500 bp) — Monthly	436
CMBX NA BB.8 Index	(16,314)	31,888	12,070	10/17/57	(500 bp) — Monthly	(4,276)
CMBX NA BB.8 Index	(6,349)	17,394	6,583	10/17/57	(500 bp) — Monthly	218
CMBX NA BB.9 Index	(156)	4,000	924	9/17/58	(500 bp) — Monthly	763
CMBX NA BBB–.10 Index	(35,401)	210,000	18,774	11/17/59	(300 bp) — Monthly	(16,750)
CMBX NA BBB–.10 Index	(18,186)	210,000	18,774	11/17/59	(300 bp) — Monthly	465
CMBX NA BBB–.10 Index	(11,105)	90,000	8,046	11/17/59	(300 bp) — Monthly	(3,111)

38	Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/21 cont.

	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB–.10 Index	$(11,288)	$89,000	$7,957	11/17/59	(300 bp) — Monthly	$(3,383)
CMBX NA BBB–.10 Index	(15,610)	66,000	5,900	11/17/59	(300 bp) — Monthly	(9,748)
CMBX NA BBB–.10 Index	(13,896)	57,000	5,096	11/17/59	(300 bp) — Monthly	(8,834)
CMBX NA BBB–.10 Index	(5,991)	50,000	4,470	11/17/59	(300 bp) — Monthly	(1,550)
CMBX NA BBB–.10 Index	(6,214)	49,000	4,381	11/17/59	(300 bp) — Monthly	(1,862)
CMBX NA BBB–.10 Index	(7,117)	31,000	2,771	11/17/59	(300 bp) — Monthly	(4,364)
CMBX NA BBB–.10 Index	(6,112)	28,000	2,503	11/17/59	(300 bp) — Monthly	(3,625)
CMBX NA BBB–.10 Index	(2,182)	17,000	1,520	11/17/59	(300 bp) — Monthly	(672)
CMBX NA BBB–.10 Index	(3,252)	15,000	1,341	11/17/59	(300 bp) — Monthly	(1,920)
CMBX NA BBB–.10 Index	(3,027)	14,000	1,252	11/17/59	(300 bp) — Monthly	(1,784)
CMBX NA BBB–.11 Index	(20,889)	66,000	3,115	11/18/54	(300 bp) — Monthly	(17,812)
CMBX NA BBB–.11 Index	(11,860)	38,000	1,794	11/18/54	(300 bp) — Monthly	(10,088)
CMBX NA BBB–.12 Index	(1,107)	20,000	1,032	8/17/61	(300 bp) — Monthly	(87)
CMBX NA BBB–.13 Index	(7,765)	126,000	6,514	12/16/72	(300 bp) — Monthly	(1,325)
CMBX NA BBB–.14 Index	(2,492)	40,000	1,876	12/16/72	(300 bp) — Monthly	(639)
CMBX NA BBB–.7 Index	(5,502)	54,000	10,843	1/17/47	(300 bp) — Monthly	5,310
CMBX NA BBB–.7 Index	(5,016)	79,000	15,863	1/17/47	(300 bp) — Monthly	10,801
CMBX NA BBB–.8 Index	(18,697)	147,000	20,007	10/17/57	(300 bp) — Monthly	1,224
CMBX NA BBB–.8 Index	(18,651)	147,000	20,007	10/17/57	(300 bp) — Monthly	1,270
CMBX NA BBB–.8 Index	(15,120)	97,000	13,202	10/17/57	(300 bp) — Monthly	(1,975)
CMBX NA BBB–.8 Index	(13,168)	92,000	12,521	10/17/57	(300 bp) — Monthly	(700)
CMBX NA BBB–.8 Index	(5,156)	33,000	4,491	10/17/57	(300 bp) — Monthly	(684)
CMBX NA BBB–.8 Index	(4,958)	32,000	4,355	10/17/57	(300 bp) — Monthly	(622)
CMBX NA BBB–.8 Index	(2,944)	19,000	2,586	10/17/57	(300 bp) — Monthly	(369)
CMBX NA BBB–.8 Index	(2,956)	19,000	2,586	10/17/57	(300 bp) — Monthly	(381)
CMBX NA BBB–.8 Index	(1,568)	10,000	1,361	10/17/57	(300 bp) — Monthly	(213)
Upfront premium received	—			Unrealized appreciation		886,852
Upfront premium (paid)	(2,548,930)			Unrealized (depreciation)		(532,429)
Total	$(2,548,930)			Total		$354,423

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Putnam VT Diversified Income Fund	39

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer cyclicals	$108,651	$554	$—
Energy	39,435	—	250
Utilities and power	—	13,480	—
Total common stocks	148,086	14,034	250
Asset-backed securities	—	—	495,297
Convertible bonds and notes	—	9,734,572	—
Corporate bonds and notes	—	29,727,654	—
Foreign government and agency bonds and notes	—	15,434,458	—
Mortgage-backed securities	—	69,025,016	—
Purchased swap options outstanding	—	3,749,827	—
Senior loans	—	2,846,877	—
U.S. government and agency mortgage obligations	—	78,462,838	—
U.S. treasury obligations	—	21,678	—
Short-term investments	220,000	43,993,213	—
Totals by level	$368,086	$253,010,167	$495,547

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(14,253)	$—
Futures contracts	(278,759)	—	—
Written swap options outstanding	—	(6,310,336)	—
Forward premium swap option contracts	—	181,526	—
TBA sale commitments	—	(43,100,479)	—
Interest rate swap contracts	—	(277,662)	—
Total return swap contracts	—	(583,403)	—
Credit default contracts	—	(7,246,895)	—
Totals by level	$(278,759)	$(57,351,502)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

40	Putnam VT Diversified Income Fund

Statement of assets and liabilities
12/31/21

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $238,292,140)	$226,008,101
Affiliated issuers (identified cost $27,865,699) (Note 5)	27,865,699
Cash	94,346
Foreign currency (cost $8,254) (Note 1)	7,738
Interest and other receivables	1,655,836
Receivable for shares of the fund sold	116,652
Receivable for investments sold	341,089
Receivable for sales of TBA securities (Note 1)	40,960,539
Receivable for variation margin on centrally cleared swap contracts (Note 1)	352,128
Unrealized appreciation on forward premium swap option contracts (Note 1)	4,831,664
Unrealized appreciation on forward currency contracts (Note 1)	1,308,476
Unrealized appreciation on OTC swap contracts (Note 1)	1,364,758
Premium paid on OTC swap contracts (Note 1)	2,548,930
Total assets	307,455,956

Liabilities
Payable for investments purchased	195,789
Payable for purchases of TBA securities (Note 1)	75,971,887
Payable for shares of the fund repurchased	219,964
Payable for compensation of Manager (Note 2)	73,992
Payable for custodian fees (Note 2)	24,873
Payable for investor servicing fees (Note 2)	19,279
Payable for Trustee compensation and expenses (Note 2)	117,049
Payable for administrative services (Note 2)	1,771
Payable for distribution fees (Note 2)	24,006
Payable for variation margin on futures contracts (Note 1)	59,272
Payable for variation margin on centrally cleared swap contracts (Note 1)	427,033
Unrealized depreciation on OTC swap contracts (Note 1)	5,538,387
Premium received on OTC swap contracts (Note 1)	5,668,351
Unrealized depreciation on forward currency contracts (Note 1)	1,322,729
Unrealized depreciation on forward premium swap option contracts (Note 1)	4,650,138
Written options outstanding, at value (premiums $5,324,397) (Note 1)	6,310,336
TBA sale commitments, at value (proceeds receivable $43,090,039) (Note 1)	43,100,479
Collateral on certain derivative contracts, at value (Notes 1 and 9)	241,678
Other accrued expenses	148,990
Total liabilities	144,116,003

Net assets	$163,339,953

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$234,700,932
Total distributable earnings (Note 1)	(71,360,979)
Total — Representing net assets applicable to capital shares outstanding	$163,339,953

Computation of net asset value Class IA
Net assets	$50,798,452
Number of shares outstanding	9,648,742
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.26

Computation of net asset value Class IB
Net assets	$112,541,501
Number of shares outstanding	21,312,165
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.28

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund	41

Statement of operations
Year ended 12/31/21

Investment income
Interest (net of foreign tax of $1,681) (including interest income of $31,155 from investments in affiliated issuers) (Note 5)	$8,562,617
Dividends	7,995
Total investment income	8,570,612

Expenses
Compensation of Manager (Note 2)	942,917
Investor servicing fees (Note 2)	124,359
Custodian fees (Note 2)	97,818
Trustee compensation and expenses (Note 2)	7,150
Distribution fees (Note 2)	305,790
Administrative services (Note 2)	4,335
Auditing and tax fees	141,347
Other	42,718
Total expenses	1,666,434

Expense reduction (Note 2)	(97)
Net expenses	1,666,337

Net investment income	6,904,275

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	1,988,064
Net increase from payments by affiliates (Note 2)	46,361
Foreign currency transactions (Note 1)	(28,291)
Forward currency contracts (Note 1)	(2,298,234)
Futures contracts (Note 1)	156,461
Swap contracts (Note 1)	(10,236,512)
Written options (Note 1)	384,636
Total net realized loss	(9,987,515)

Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(10,522,395)
Assets and liabilities in foreign currencies	(2,112)
Forward currency contracts	(168,350)
Futures contracts	(210,259)
Swap contracts	2,323,375
Written options	(695,677)
Total change in net unrealized depreciation	(9,275,418)

Net loss on investments	(19,262,933)

Net decrease in net assets resulting from operations	$(12,358,658)

The accompanying notes are an integral part of these financial statements.

42	Putnam VT Diversified Income Fund

Statement of changes in net assets

	Year ended	Year ended
	12/31/21	12/31/20
Decrease in net assets
Operations:
Net investment income	$6,904,275	$7,260,224
Net realized gain (loss) on investments and foreign currency transactions	(9,987,515)	2,418,999
Change in net unrealized depreciation of investments and assets and liabilities in foreign currencies	(9,275,418)	(12,682,319)
Net decrease in net assets resulting from operations	(12,358,658)	(3,003,096)
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(511,935)	(4,703,731)
Class IB	(795,004)	(9,864,028)
Decrease from capital share transactions (Note 4)	(6,463,615)	(9,612,440)
Total decrease in net assets	(20,129,212)	(27,183,295)
Net assets:
Beginning of year	183,469,165	210,652,460
End of year	$163,339,953	$183,469,165

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund	43

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
12/31/21	$5.69	.23	(.61)	(.38)	(.05)	(.05)	$5.26	(6.73)	$50,798.77		4.07	1,115
12/31/20	6.26	.22	(.33)[f]	(.11)	(.46)	(.46)	5.69	(.76)[f]	58,536.79		4.06	1,184
12/31/19	5.82	.27	.39	.66	(.22)	(.22)	6.26	11.56	66,012.79		4.53	987
12/31/18	6.13	.32	(.36)	(.04)	(.27)	(.27)	5.82	(.74)	65,046.80		5.28	790
12/31/17	6.06	.32	.11	.43	(.36)	(.36)	6.13	7.42	73,119.78		5.30	1,100
Class IB
12/31/21	$5.71	.21	(.60)	(.39)	(.04)	(.04)	$5.28	(6.95)	$112,542	1.02	3.81	1,115
12/31/20	6.27	.21	(.32)[f]	(.11)	(.45)	(.45)	5.71	(.90)[f]	124,933	1.04	3.80	1,184
12/31/19	5.83	.26	.38	.64	(.20)	(.20)	6.27	11.23	144,640	1.04	4.26	987
12/31/18	6.14	.30	(.35)	(.05)	(.26)	(.26)	5.83	(.98)	130,502	1.05	5.02	790
12/31/17	6.07	.30	.12	.42	(.35)	(.35)	6.14	7.12	136,889	1.03	5.04	1,100

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a non-recurring litigation payment received by the fund from an ISDA Fix Anti-Trust Settlement which amounted to the following amounts per share outstanding on May 4, 2020:

Per share
Class IA	$0.03
Class IB	0.03

This payment resulted in an increase to total returns of 0.52% for the period ended December 31, 2020.

The accompanying notes are an integral part of these financial statements.

44	Putnam VT Diversified Income Fund

Notes to financial statements 12/31/21

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2021 through December 31, 2021.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed investments. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding

Putnam VT Diversified Income Fund	45

taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

46	Putnam VT Diversified Income Fund

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $9,832,915 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $10,212,137 and may include amounts related to unsettled agreements.

Putnam VT Diversified Income Fund	47

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2021, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$33,365,110	$23,765,581	$57,130,691

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences from foreign currency gains and losses, from defaulted bond interest, from unrealized gains and losses on certain futures contracts, from income on swap contracts, from real estate mortgage investment conduits, from realized built-in losses and from interest-only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. At the close of the reporting period, the fund reclassified $3,357,316 to increase undistributed net investment income, $5,239,929 to decrease paid-in capital and $1,882,613 to decrease accumulated net realized loss.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The tax basis components of distributable earnings and the federal tax cost as of the close of the reporting period were as follows:

Unrealized appreciation	$21,050,426
Unrealized depreciation	(48,128,027)
Net unrealized depreciation	(27,077,601)
Undistributed ordinary income	10,135,690
Undistributed long-term gain	1,426,161
Undistributed short-term gain	1,769,026
Capital loss carryforward	(57,130,691)
Cost for federal income tax purposes	$223,321,140

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 44.6% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.531% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2023, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

Putnam Management voluntarily reimbursed the fund $46,361 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s

48	Putnam VT Diversified Income Fund

average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$38,714
Class IB	85,645
Total	$124,359

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $97 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $113, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments (Long-term)	$2,339,628,242	$2,387,854,912
U.S. government securities
(Long-term)	—	—
Total	$2,339,628,242	$2,387,854,912

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Year ended 12/31/21		Year ended 12/31/20		Year ended 12/31/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	337,780	$1,886,834	199,839	$1,134,515	3,178,405	$17,944,128	4,045,680	$22,379,970
Shares issued in connection with
reinvestment of distributions	89,813	511,935	935,135	4,703,731	138,744	795,004	1,949,413	9,864,028
	427,593	2,398,769	1,134,974	5,838,246	3,317,149	18,739,132	5,995,093	32,243,998
Shares repurchased	(1,059,587)	(5,902,419)	(1,397,116)	(7,797,250)	(3,883,936)	(21,699,097)	(7,169,392)	(39,897,434)
Net decrease	(631,994)	$(3,503,650)	(262,142)	$(1,959,004)	(566,787)	$(2,959,965)	(1,174,299)	$(7,653,436)

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/20	Purchase cost	Sale proceeds	Investment income	12/31/21
Short-term investments
Putnam Short Term Investment
Fund**	$31,347,766	$57,311,368	$60,793,435	$31,155	$27,865,699
Total Short-term investments	$31,347,766	$57,311,368	$60,793,435	$31,155	$27,865,699

**Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. ICE Benchmark Administration, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of a majority of U.S. dollar LIBOR settings on a representative basis after June 30, 2023. In addition, global

Putnam VT Diversified Income Fund	49

regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of related transactions, such as hedges. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur at any time.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as Covid–19. The outbreak of Covid–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of Covid–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$23,500,000
Purchased currency option contracts (contract amount)	$20,500,000
Purchased swap option contracts (contract amount)	$544,400,000
Written TBA commitment option contracts (contract amount)	$23,500,000
Written currency option contracts (contract amount)	$17,500,000
Written swap option contracts (contract amount)	$495,200,000
Futures contracts (number of contracts)	600
Forward currency contracts (contract amount)	$285,400,000
Centrally cleared interest rate swap contracts (notional)	$558,800,000
OTC total return swap contracts (notional)	$10,400,000
Centrally cleared total return swap contracts (notional)	$99,600,000
OTC credit default contracts (notional)	$59,200,000

50	Putnam VT Diversified Income Fund

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$2,903,353	Payables	$10,196,403
Foreign exchange contracts	Receivables	1,308,476	Payables	1,322,729
	Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	9,817,507*	Unrealized depreciation	13,290,159*
Total		$14,029,336		$24,809,291

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(1,355,179)	$(1,355,179)
Foreign exchange contracts	165,017	—	(2,298,234)	—	$(2,133,217)
Interest rate contracts	3,286,177	156,461	—	(8,881,333)	$(5,438,695)
Total	$3,451,194	$156,461	$(2,298,234)	$(10,236,512)	$(8,927,091)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$615,493	$615,493
Foreign exchange contracts	(259,164)	—	(168,350)	—	$(427,514)
Interest rate contracts	(2,003,433)	(210,259)	—	1,707,882	$(505,810)
Total	$(2,262,597)	$(210,259)	$(168,350)	$2,323,375	$(317,831)

Putnam VT Diversified Income Fund	51

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest
rate swap contracts§	$—	$—	$341,583	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$341,583
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared total
return swap contracts§	—	—	10,545	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	10,545
OTC Credit default
contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts —
protection purchased*#	—	—	—	—	—	427,836	521,401	787,866	—	—	613,259	109,527	443,464	—	—	—	—	—	—	2,903,353
Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward currency
contracts#	106,338	125,997	—	—	112,314	—	5,402	135,082	35,724	61,388	—	—	6,074	127,986	243,951	107,728	212,596	—	27,896	1,308,476
Forward premium swap
option contracts#	1,643,446	63,551	—	—	399,580	—	—	239,434	—	1,416,890	—	—	458,335	—	—	96,841	403,176	110,411	—	4,831,664
Purchased swap
options**#	8,425	—	—	—	—	—	—	314,523	—	691,599	—	—	2,188,049	323,967	—	38,047	185,217	—	—	3,749,827
Total Assets	$1,758,209	$189,548	$352,128	$—	$511,894	$427,836	$526,803	$1,476,905	$35,724	$2,169,877	$613,259	$109,527	$3,095,922	$451,953	$243,951	$242,616	$800,989	$110,411	$27,896	$13,145,448
Liabilities:
Centrally cleared interest
rate swap contracts§	$—	$—	$427,033	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$427,033
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	46,155	—	—	—	—	—	—	46,155
Centrally cleared total
return swap contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default
contracts —
protection sold*#	269,200	—	—	—	—	1,993,159	2,173,532	1,680,342	—	—	2,030,122	327,832	1,676,061	—	—	—	—	—	—	10,150,248
OTC Credit default
contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	59,272	—	—	—	—	—	—	—	—	59,272
Forward currency
contracts#	81,522	26,058	—	—	34,176	—	39,846	83,765	97,334	217,338	—	—	201,614	11,689	238,867	91,132	162,830	—	36,558	1,322,729
Forward premium swap
option contracts#	1,625,289	51,791	—	—	387,170	—	—	295,471	—	1,462,146	—	—	308,815	—	—	87,052	351,839	80,565	—	4,650,138
Written swap options#	123,671	—	—	—	601,611	—	—	256,417	—	2,140,720	—	—	2,268,957	469,082	—	127,368	322,510	—	—	6,310,336
Total Liabilities	$2,099,682	$77,849	$427,033	$—	$1,022,957	$1,993,159	$2,213,378	$2,315,995	$97,334	$3,820,204	$2,089,394	$327,832	$4,501,602	$480,771	$238,867	$305,552	$837,179	$80,565	$36,558	$22,965,911
Total Financial and
Derivative Net Assets	$(341,473)	$111,699	$(74,905)	$—	$(511,063)	$(1,565,323)	$(1,686,575)	$(839,090)	$(61,610)	$(1,650,327)	$(1,476,135)	$(218,305)	$(1,405,680)	$(28,818)	$5,084	$(62,936)	$(36,190)	$29,846	$(8,662)	$(9,820,463)
Total collateral received
(pledged)†##	$(341,473)	$111,699	$—	$—	$(511,063)	$(1,565,323)	$(1,632,827)	$(831,000)	$(61,610)	$(1,650,327)	$(1,447,830)	$(218,305)	$(1,405,680)	$—	$—	$—	$(32,997)	$29,846	$—
Net amount	$—	$—	$(74,905)	$—	$—	$—	$(53,748)	$(8,090)	$—	$—	$(28,305)	$—	$—	$(28,818)	$5,084	$(62,936)	$(3,193)	$—	$(8,662)

52	Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund	53

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	BofA Securities, Inc.	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	Wells Fargo Bank, N.A.	WestPac Banking Corp.	Total
Controlled collateral
received (including
TBA commitments)**	$—	$131,678	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$110,000	$—	$241,678
Uncontrolled
collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged)
(including
TBA commitments)**	$(412,978)	$—	$—	$(9,999)	$(754,975)	$(1,568,950)	$(1,632,827)	$(831,000)	$(101,999)	$(1,742,755)	$(1,549,817)	$(251,976)	$(1,433,850)	$—	$—	$—	$(32,997)	$—	$—	$(10,324,123)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

#Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $611,966 and $2,226,644, respectively.

Note 10 — New accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2020–04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020–04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. The discontinuation of LIBOR was subsequently extended to June 30, 2023. ASU 2020–04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management expects that the adoption of the guidance will not have a material impact on the fund’s financial statements.

Federal tax information (Unaudited)

Pursuant to §852 of the Internal Revenue Code, as amended, the fund hereby designates $1,711,393 as a capital gain dividend with respect to the taxable year ended December 31, 2021, or, if subsequently determined to be different, the net capital gain of such year.

54	Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund	55

About the Trustees

Name Year of birth Position held	Principal occupations during past five years	Other directorships	
Independent Trustees			
Liaquat Ahamed Born 1952 Trustee since 2012	Author; won Pulitzer Prize for *Lords of Finance: The Bankers Who Broke the World.*	Chairman of the Sun Valley Writers Conference, a literary not-for-profit organization, and a Trustee of the Journal of Philosophy.	
Ravi Akhoury Born 1947 Trustee since 2009	Private investor	Director of English Helper, Inc., a private software company; Trustee of the Rubin Museum, serving on the Investment Committee; and previously a Director of RAGE Frameworks, Inc.	
Barbara M. Baumann Born 1955 Trustee since 2010	President of Cross Creek Energy Corporation, a strategic consultant to domestic energy firms and direct investor in energy projects.	Director of Devon Energy Corporation, a publicly traded independent natural gas and oil exploration and production company; Director of National Fuel Gas Company, a publicly traded energy company that engages in the production, gathering, transportation, distribution, and marketing of natural gas; Senior Advisor to the energy private equity firm First Reserve; Director of Ascent Resources, LLC, a private independent exploration and production company; Director of Texas American Resources Company II, a private, independent oil and gas exploration and production company; member of the Finance Committee of the Children's Hospital of Colorado; member of the Investment Committee of the Board of The Denver Foundation; and previously a Director of publicly traded companies Buckeye Partners LP, UNS Energy Corporation, CVR Energy Company, and SM Energy Corporation.	
Katinka Domotorffy Born 1975 Trustee since 2012	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	Director of the Great Lakes Science Center and of College Now Greater Cleveland.	
Catharine Bond Hill Born 1954 Trustee since 2017	Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change. From 2006 to 2016, the 10th president of Vassar College.	Director of Yale-NUS College and Trustee of Yale University.	
Paul L. Joskow Born 1947 Trustee since 1997	The Elizabeth and James Killian Professor of Economics, Emeritus at the Massachusetts Institute of Technology (MIT). From 2008 to 2017, the President of the Alfred P. Sloan Foundation, a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance.	Vice Chair of the Board of Directors of the Whitehead Institute for Biomedical Research, a non-profit biomedical research institute; a Director of Exelon Corporation, an energy company focused on power services; and a member Emeritus of the Board of Advisors of the Boston Symphony Orchestra.	
Kenneth R. Leibler Born 1949 Trustee since 2006 Vice Chair from 2016 to 2018, and Chair since 2018	Vice Chairman Emeritus of the Board of Trustees of Beth Israel Deaconess Hospital in Boston. Member of the Investment Committee of the Boston Arts Academy Foundation.	Director of Eversource Corporation, which operates New England's largest energy delivery system; previously the Chairman of the Boston Options Exchange, an electronic marketplace for the trading of listed derivatives securities; previously the Chairman and Chief Executive Officer of the Boston Stock Exchange; and previously the President and Chief Operating Officer of the American Stock Exchange.	
George Putnam, III Born 1951 Trustee since 1984	Chairman of New Generation Research, Inc., a publisher of financial advisory and other research services, and President of New Generation Advisors, LLC, a registered investment adviser to private funds.	Director of The Boston Family Office, LLC, a registered investment advisor; a Trustee of the Gloucester Marine Genomics Institute; previously a Trustee of the Marine Biological Laboratory; and previously a Trustee of Epiphany School.

56	Putnam VT Diversified Income Fund

*Mr. Reynolds is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Investments. He is President and Chief Executive Officer of Putnam Investments, as well as the President of your fund and each of the other Putnam funds.

The address of each Trustee is 100 Federal Street, Boston, MA 02110.

As of December 31, 2021, there were 100 Putnam funds. All Trustees serve as Trustees of all Putnam funds. Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 75, removal, or death.

Officers

In addition to Robert L. Reynolds, the other officers of the fund are shown below:

James F. Clark (Born 1974)	Richard T. Kircher (Born 1962)	Denere P. Poulack (Born 1968)
Vice President and Chief Compliance Officer	Vice President and BSA Compliance Officer	Assistant Vice President, Assistant Clerk,
Since 2016	Since 2019	and Assistant Treasurer
Chief Compliance Officer and Chief Risk Officer,	Assistant Director, Operational Compliance,	Since 2004
Putnam Investments, and Chief Compliance	Putnam Investments and Putnam
Officer, Putnam Management	Retail Management	Janet C. Smith (Born 1965)
Vice President, Principal Financial
Nancy E. Florek (Born 1957)	Martin Lemaire (Born 1984)	Officer, Principal Accounting Officer,
Vice President, Director of Proxy Voting	Vice President and Derivatives Risk Manager	and Assistant Treasurer
and Corporate Governance, Assistant Clerk,	Since 2022	Since 2007
and Assistant Treasurer	Risk Manager and Risk Analyst,	Head of Fund Administration Services, Putnam
Since 2000	Putnam Investments	Investments and Putnam Management

Michael J. Higgins (Born 1976)	Susan G. Malloy (Born 1957)	Stephen J. Tate (Born 1974)
Vice President, Treasurer, and Clerk	Vice President and Assistant Treasurer	Vice President and Chief Legal Officer
Since 2010	Since 2007	Since 2021
	Head of Accounting and Middle Office Services,	General Counsel, Putnam Investments, Putnam
Jonathan S. Horwitz (Born 1955)	Putnam Investments and Putnam Management	Management, and Putnam Retail Management
Executive Vice President, Principal Executive
Officer, and Compliance Liaison	Alan G. McCormack (Born 1964)	Mark C. Trenchard (Born 1962)
Since 2004	Vice President and Derivatives Risk Manager	Vice President
	Since 2022	Since 2002
	Head of Quantitative Equities and Risk,	Director of Operational Compliance, Putnam
	Putnam Investments	Investments and Putnam Retail Management

The principal occupations of the officers for the past five years have been with the employers as shown above, although in some cases they have held different positions with such employers. The address of each officer is 100 Federal Street, Boston, MA 02110.

Putnam VT Diversified Income Fund	57

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2021, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
Limited Partnership
100 Federal Street	Independent Registered
Boston, MA 02110	Public Accounting Firm
PricewaterhouseCoopers LLP

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

This report has been prepared for the shareholders
of Putnam VT Diversified Income Fund.	VTAN028 328342 2/22

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund’s investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In April 2021, the Code of Ethics of Putnam Investments was amended. The key changes to the Code of Ethics are as follows: (i) Employees may invest in the Putnam Exchange Traded Funds (ETFs) with preclearing requirements for certain individuals (ii) All employees must hold Putnam ETFs in an approved Putnam broker (iii) All access persons must report Putnam ETF trades or holdings in the quarterly transaction report or annual holdings report.

Item 3. Audit Committee Financial Expert:

The Funds’ Audit, Compliance and Risk Committee is comprised solely of Trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Trustees believe that each member of the Audit, Compliance and Risk Committee also possesses a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualifies him or her for service on the Committee. In addition, the Trustees have determined that each of Dr. Hill, Dr. Joskow, and Mr. Singh qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on their review of his or her pertinent experience and education; in the case of Dr. Joskow, including his experience serving on the audit committees of several public companies and institutions and his education and experience as an economist who studies companies and industries, routinely using public company financial statements in his research. The SEC has stated, and the funds’ amended and restated agreement and Declaration of Trust provides, that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit, Compliance and Risk Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal year ended	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees

December 31, 2021	$128,043	$ —	$10,717	$ —
December 31, 2020	$121,559	$ —	$10,464	$ —

For the fiscal years ended December 31, 2021 and December 31, 2020, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $304,137 and $624,158 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund’s last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2–01 of Regulation S-X.

Fiscal year ended	Audit-Related Fees	Tax Fees	All Other Fees	Total Non-Audit Fees

December 31, 2021	$ —	$293,420	$ —	$ —
December 31, 2020	$ —	$613,694	$ —	$ —

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: February 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: February 25, 2022

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: February 25, 2022